UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
6/30/13 (Unaudited)

COMMON STOCKS (48.5%)(a)
			Shares	Value

Basic materials (2.5%)

Agnico-Eagle Mines, Ltd. (Canada)			290	$7,997

Agrium, Inc. (Canada)			692	60,176

Air Liquide SA (France)			560	68,892

Akzo Nobel NV (Netherlands)			3,021	169,693

Amcor, Ltd. (Australia)			4,770	44,065

American Vanguard Corp.			5,320	124,648

Andersons, Inc. (The)			1,721	91,540

Archer Daniels-Midland Co.			2,956	100,238

Arkema (France)			1,406	128,377

Asahi Kasei Corp. (Japan)			2,000	13,230

Assa Abloy AB Class B (Sweden)			9,816	382,660

Axiall Corp.			13,773	586,454

BASF SE (Germany)			15,195	1,357,114

Bemis Co., Inc.			12,781	500,248

BHP Billiton PLC (United Kingdom)			12,262	314,943

BHP Billiton, Ltd. (Australia)			20,818	599,875

Buckeye Technologies, Inc.			3,291	121,899

Cambrex Corp.(NON)			21,198	296,136

Cameco Corp. (Canada)			5,100	105,366

CF Industries Holdings, Inc.			6,362	1,091,083

Chemtura Corp.(NON)			20,547	417,104

Chicago Bridge & Iron Co., NV			14,817	883,982

China Shanshui Cement Group, Ltd. (China)			258,000	115,028

Croda International PLC (United Kingdom)			1,000	37,780

Cytec Industries, Inc.			5,917	433,420

Domtar Corp. (Canada)			4,341	288,677

Eastman Chemical Co.			15,200	1,064,152

Evraz PLC (United Kingdom)			127,057	187,683

Fletcher Building, Ltd. (New Zealand)			2,790	18,197

Fortescue Metals Group, Ltd. (Australia)			20,718	56,835

Fortune Brands Home & Security, Inc.			22,590	875,137

Givaudan SA (Switzerland)			10	12,913

Glencore Xstrata PLC (United Kingdom)			64,521	268,405

Goldcorp, Inc. (Canada)			11,196	278,064

Golden Agri-Resources, Ltd. (Singapore)			112,000	49,201

GrainCorp, Ltd. Class A (Australia)			5,283	60,646

Holcim, Ltd. (Switzerland)			2,821	196,856

Horsehead Holding Corp.(NON)			23,334	298,909

Huntsman Corp.			23,100	382,536

Innophos Holdings, Inc.			6,423	302,973

Innospec, Inc.			6,224	250,080

International Flavors & Fragrances, Inc.			236	17,738

Intrepid Potash, Inc.			1,724	32,842

Israel Chemicals, Ltd. (Israel)			2,580	25,420

Kansai Paint Co., Ltd. (Japan)			1,000	12,766

KapStone Paper and Packaging Corp.			7,600	305,368

Koninklijke Boskalis Westminster NV (Netherlands)			6,810	248,153

Koppers Holdings, Inc.			4,630	176,773

Kraton Performance Polymers, Inc.(NON)			6,176	130,931

Kuraray Co., Ltd. (Japan)			10,800	151,599

L.B. Foster Co. Class A			2,577	111,249

Landec Corp.(NON)			14,903	196,869

Linde AG (Germany)			350	65,171

Louisiana-Pacific Corp.(NON)			2,837	41,959

LSB Industries, Inc.(NON)			17,995	547,228

LyondellBasell Industries NV Class A			32,249	2,136,819

Minerals Technologies, Inc.			2,558	105,748

Monsanto Co.			43,914	4,338,703

Mosaic Co. (The)			1,076	57,900

Newcrest Mining, Ltd. (Australia)			2,312	20,765

Nitto Denko Corp. (Japan)			14,100	907,135

NN, Inc.(NON)			16,677	190,285

Oji Holdings Corp. (Japan)			2,000	8,067

OM Group, Inc.(NON)			5,544	171,420

Orica, Ltd. (Australia)			470	8,835

Packaging Corp. of America			11,956	585,366

Potash Corp. of Saskatchewan, Inc. (Canada)			3,246	123,770

PPG Industries, Inc.			11,936	1,747,550

Randgold Resources, Ltd. (Jersey)			540	34,347

Rio Tinto PLC (United Kingdom)			11,826	484,707

Rio Tinto, Ltd. (Australia)			8,469	402,256

S&W Seed Co.(NON)			15,465	129,597

Sherwin-Williams Co. (The)			8,405	1,484,323

Sigma-Aldrich Corp.			142	11,411

Sika AG (Switzerland)			7	18,073

Solvay SA (Belgium)			610	79,801

Sumitomo Metal Mining Co., Ltd. (Japan)			22,000	245,368

Syngenta AG (Switzerland)			1,386	540,524

Taiheiyo Cement Corp. (Japan)			3,000	9,590

Toray Industries, Inc. (Japan)			3,000	19,422

Trex Co., Inc.(NON)			6,832	324,452

Tronox, Ltd. Class A			5,640	113,646

Valspar Corp.			10,453	675,996

Veidekke ASA (Norway)			14,842	113,620

voestalpine AG (Austria)			10,872	382,724

W.R. Grace & Co.(NON)			9,534	801,237

Wendel SA (France)			2,871	295,098

Yamana Gold, Inc. (Canada)			1,040	9,918

				31,285,751
Capital goods (3.4%)

ABB, Ltd. (Switzerland)			20,274	437,692

ACS Actividades de Construccion y Servicios SA (Spain)			5,244	138,263

Aecom Technology Corp.(NON)			17,900	569,041

AGCO Corp.			1,934	97,067

Alliant Techsystems, Inc.			3,167	260,739

Altra Holdings, Inc.			12,803	350,546

Avery Dennison Corp.			15,800	675,608

AZZ, Inc.			4,928	190,024

Ball Corp.			17,566	729,692

Beijing Enterprises Water Group, Ltd. (China)			508,000	181,396

Boeing Co. (The)			67,514	6,916,134

Chart Industries, Inc.(NON)			4,579	430,838

Chase Corp.			6,716	150,170

CNH Global NV			1,601	66,698

Coway Co., Ltd. (South Korea)			4,260	207,457

Cummins, Inc.			21,049	2,282,975

Daelim Industrial Co., Ltd. (South Korea)			2,149	162,579

Deere & Co.			1,130	91,813

Delphi Automotive PLC (United Kingdom)			45,500	2,306,395

Douglas Dynamics, Inc.			10,919	141,729

DXP Enterprises, Inc.(NON)			2,527	168,298

Embraer SA ADR (Brazil)			2,800	103,292

European Aeronautic Defence and Space Co. NV (France)			20,844	1,108,381

Franklin Electric Co., Inc.			9,712	326,809

Gardner Denver, Inc.			7,800	586,404

Generac Holdings, Inc.			7,748	286,753

General Dynamics Corp.			34,511	2,703,247

Great Lakes Dredge & Dock Corp.			15,113	118,184

Greenbrier Companies, Inc.(NON)			15,793	384,875

Guodian Technology & Environment Group Co., Ltd. (China)(NON)			315,000	94,881

HEICO Corp.			2,508	126,328

Hyster-Yale Materials Holdings, Inc.			2,486	156,096

IHI Corp. (Japan)			79,000	299,543

IMI PLC (United Kingdom)			23,144	438,253

Ingersoll-Rand PLC			34,400	1,909,888

Jain Irrigation Systems, Ltd. (India)			92,215	80,186

JGC Corp. (Japan)			12,000	431,990

Kadant, Inc.			7,249	218,702

Kawasaki Heavy Industries, Ltd. (Japan)			103,000	316,802

KBR, Inc.			22,000	715,000

Leggett & Platt, Inc.			22,800	708,852

Lindsay Corp.			816	61,184

Lockheed Martin Corp.(S)			27,534	2,986,338

McDermott International, Inc.(NON)			32,360	264,705

Metso Corp. OYJ (Finland)			1,455	49,300

Miller Industries, Inc.			8,419	129,484

Mine Safety Appliances Co.			2,337	108,787

Mitsubishi Electric Corp. (Japan)			15,000	140,527

NACCO Industries, Inc. Class A			1,252	71,715

Northrop Grumman Corp.			28,344	2,346,883

Raytheon Co.			36,677	2,425,083

Rexam PLC (United Kingdom)			5,832	42,219

Rockwell Collins, Inc.			182	11,541

Roper Industries, Inc.			152	18,881

Safran SA (France)			7,897	411,300

Schindler Holding AG (Switzerland)			2,862	398,076

Singapore Technologies Engineering, Ltd. (Singapore)			113,000	371,714

Societe BIC SA (France)			380	38,017

Standard Motor Products, Inc.			11,972	411,118

Standex International Corp.			3,563	187,948

Staples, Inc.			91,008	1,443,387

Stoneridge, Inc.(NON)			18,845	219,356

Terex Corp.(NON)			17,700	465,510

TriMas Corp.(NON)			14,285	532,545

United Technologies Corp.			290	26,953

Valmont Industries, Inc.			1,160	165,984

Vinci SA (France)			10,802	538,894

WABCO Holdings, Inc.(NON)			10,000	746,900

Zodiac Aerospace (France)			350	46,196

				42,330,165
Communication services (2.3%)

Arris Group, Inc.(NON)			6,387	91,653

Aruba Networks, Inc.(NON)			4,505	69,197

AT&T, Inc.			70,333	2,489,788

BCE, Inc. (Canada)			4,599	188,560

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			21,690	28,853

British Sky Broadcasting Group PLC (United Kingdom)			1,070	12,912

BroadSoft, Inc.(NON)			1,534	42,338

BT Group PLC (United Kingdom)			118,392	554,032

CalAmp Corp.(NON)			13,416	195,874

CenturyLink, Inc.			575	20,326

Comcast Corp. Class A			172,067	7,206,166

Deutsche Telekom AG (Germany)			26,654	310,882

DISH Network Corp. Class A			27,800	1,182,056

EchoStar Corp. Class A(NON)			27,827	1,088,314

Eutelsat Communications SA (France)			990	28,020

France Telecom SA (France)			26,089	245,683

Frontier Communications Corp.			44,838	181,594

HSN, Inc.			2,870	154,176

IAC/InterActiveCorp.			29,382	1,397,408

InterDigital, Inc.			843	37,640

InterXion Holding NV (Netherlands)(NON)			13,217	345,360

Iridium Communications, Inc.(NON)			18,974	147,238

Jazztel PLC (Spain)(NON)			13,835	107,471

Loral Space & Communications, Inc.			3,536	212,089

NeuStar, Inc. Class A(NON)			5,320	258,978

NICE Systems, Ltd. (Israel)			280	10,326

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			1,800	93,945

NTT DoCoMo, Inc. (Japan)			287	445,953

SBA Communications Corp. Class A(NON)			144	10,673

SES SA GDR (France)			1,590	45,412

StarHub, Ltd. (Singapore)			5,000	16,488

Swisscom AG (Switzerland)			60	26,220

TDC A/S (Denmark)			37,085	300,020

Tele2 AB Class B (Sweden)			15,873	185,720

Telecom Italia SpA (Italy)			102,480	71,178

Telefonica SA (Spain)(NON)			24,049	309,441

Telenor ASA (Norway)			14,708	291,564

Telstra Corp., Ltd. (Australia)			88,486	385,226

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)			12,886	74,692

TW telecom, inc.(NON)			25,900	728,826

Ubiquiti Networks, Inc.			12,987	227,792

USA Mobility, Inc.			9,843	133,570

Verizon Communications, Inc.			165,450	8,328,753

Vodafone Group PLC (United Kingdom)			302,679	868,603

Ziggo NV (Netherlands)			9,739	388,790

				29,539,800
Conglomerates (0.9%)

3M Co.			794	86,824

AMETEK, Inc.			30,058	1,271,453

Danaher Corp.			58,658	3,713,051

General Electric Co.			144,035	3,340,172

Marubeni Corp. (Japan)			22,000	147,086

Mitsubishi Corp. (Japan)			17,500	299,815

Siemens AG (Germany)			10,781	1,089,341

Tyco International, Ltd.			57,599	1,897,887

				11,845,629
Consumer cyclicals (5.8%)

ABC-Mart, Inc. (Japan)			200	7,804

Adidas AG (Germany)			2,748	297,012

ADT Corp. (The)(NON)			28,599	1,139,670

Advance Auto Parts, Inc.			11,217	910,484

Amazon.com, Inc.(NON)			316	87,750

American Eagle Outfitters, Inc.			30,800	562,408

ANN, Inc.(NON)			9,474	314,537

Ascent Capital Group, Inc. Class A(NON)			1,072	83,691

Atresmedia Corp de Medios de Comunicaion S.A. (Spain)			4,668	36,501

AutoZone, Inc.(NON)			55	23,303

Axel Springer AG (Germany)			760	32,382

Babcock International Group PLC (United Kingdom)			19,644	330,745

Bayerische Motoren Werke (BMW) AG (Germany)			3,453	301,671

Bed Bath & Beyond, Inc.(NON)			27,112	1,922,241

Belo Corp. Class A			14,960	208,692

Big Lots, Inc.(NON)			21,625	681,836

Blyth, Inc.			11,015	153,769

Booz Allen Hamilton Holding Corp.			10,415	181,013

BR Malls Participacoes SA (Brazil)			12,100	108,183

Bridgestone Corp. (Japan)			7,600	259,047

Brunswick Corp.			11,532	368,447

Buckle, Inc. (The)			2,953	153,615

Bunzl PLC (United Kingdom)			1,060	20,689

Bureau Veritas SA (France)			10,724	277,712

Carmike Cinemas, Inc.(NON)			9,348	180,977

Chico's FAS, Inc.			29,700	506,682

Cie Financiere Richemont SA (Switzerland)			6,430	564,050

Cie Generale des Etablissements Michelin (France)			4,157	369,837

Coach, Inc.			32,549	1,858,222

Compass Group PLC (United Kingdom)			61,863	792,811

Continental AG (Germany)			2,621	349,231

Corporate Executive Board Co. (The)			2,184	138,072

Crocs, Inc.(NON)			7,423	122,480

CST Brands, Inc.(NON)			5,711	175,956

Daihatsu Motor Co., Ltd. (Japan)			14,000	265,403

Daimler AG (Registered Shares) (Germany)			4,956	299,550

Daito Trust Construction Co., Ltd. (Japan)			500	47,140

Deckers Outdoor Corp.(NON)			1,867	94,302

Deluxe Corp.			12,255	424,636

Demand Media, Inc.(NON)			18,055	108,682

Destination Maternity Corp.			13,958	343,367

Dillards, Inc. Class A			5,571	456,655

Dollar General Corp.(NON)			326	16,440

Dollar Tree, Inc.(NON)			320	16,269

Don Quijote Co., Ltd. (Japan)			300	14,628

Ecolab, Inc.			591	50,347

Equifax, Inc.			207	12,199

Expedia, Inc.			13,190	793,379

Experian Group, Ltd. (United Kingdom)			17,332	300,616

Five Below, Inc.(NON)			1,638	60,213

Foot Locker, Inc.			22,890	804,126

Francesca's Holdings Corp.(NON)(S)			4,988	138,617

Fuji Heavy Industries, Ltd. (Japan)			25,000	616,445

G&K Services, Inc. Class A			3,877	184,545

GameStop Corp. Class A			6,568	276,053

Gannett Co., Inc.			38,503	941,783

Gap, Inc. (The)			38,300	1,598,259

Geberit International AG (Switzerland)			130	32,185

Genesco, Inc.(NON)			4,785	320,547

Global Cash Access Holdings, Inc.(NON)			17,091	106,990

Global Mediacom Tbk PT (Indonesia)			1,263,500	271,368

Green Dot Corp. Class A(NON)			7,083	141,306

Harbinger Group, Inc.(NON)			15,516	116,991

Hino Motors, Ltd. (Japan)			28,000	411,137

HMS Holdings Corp.(NON)			4,671	108,834

Home Depot, Inc. (The)			101,722	7,880,403

Isuzu Motors, Ltd. (Japan)			78,000	534,105

ITV PLC (United Kingdom)			163,207	348,900

Jarden Corp.(NON)			19,050	833,438

KAR Auction Services, Inc.			19,690	450,310

Kimberly-Clark Corp.			640	62,170

Kingfisher PLC (United Kingdom)			44,689	233,944

La-Z-Boy, Inc.			22,438	454,818

Lear Corp.			15,845	957,989

Liquidity Services, Inc.(NON)(S)			4,476	155,183

Lowe's Cos., Inc.			109,612	4,483,131

LS Corp. (South Korea)			551	33,394

Lumber Liquidators Holdings, Inc.(NON)			1,314	102,321

Macy's, Inc.			46,767	2,244,816

Magna International, Inc. (Canada)			90	6,406

Marcus Corp.			15,687	199,539

MasterCard, Inc. Class A			163	93,644

Matahari Department Store Tbk PT (Indonesia)(NON)			121,500	141,531

MAXIMUS, Inc.			1,499	111,646

McGraw-Hill Cos., Inc. (The)			32,114	1,708,144

MGM China Holdings, Ltd. (Hong Kong)			176,800	471,957

Mitsubishi Motors Corp. (Japan)(NON)			256,000	351,098

MSC Industrial Direct Co., Inc. Class A			98	7,591

Namco Bandai Holdings, Inc. (Japan)			16,400	266,673

Navistar International Corp.(NON)			5,623	156,094

Next PLC (United Kingdom)			10,319	713,675

Nintendo Co., Ltd. (Japan)			1,000	117,979

Nissan Motor Co., Ltd. (Japan)			41,300	418,570

Nitori Holdings Co., Ltd. (Japan)			250	20,180

Nu Skin Enterprises, Inc. Class A			4,827	295,026

O'Reilly Automotive, Inc.(NON)			14,912	1,679,389

Omnicom Group, Inc.			425	26,720

OPAP SA (Greece)(NON)			23,219	194,438

Oriental Land Co., Ltd. (Japan)			200	30,936

Park24 Co., Ltd. (Japan)			500	9,070

Paychex, Inc.			992	36,228

Pearson PLC (United Kingdom)			4,232	75,142

Perry Ellis International, Inc.			12,343	250,686

PetSmart, Inc.			14,826	993,194

Pier 1 Imports, Inc.			4,146	97,390

PPR SA (France)			630	127,523

Prada SpA (Italy)			16,300	146,636

Priceline.com, Inc.(NON)			4,885	4,040,530

PulteGroup, Inc.(NON)			51,200	971,264

Randstad Holding NV (Netherlands)			3,104	126,746

ReachLocal, Inc.(NON)			11,424	140,058

Reed Elsevier NV (Netherlands)			2,240	37,155

Rinnai Corp. (Japan)			200	14,238

Ross Stores, Inc.			300	19,443

Ryland Group, Inc. (The)			9,887	396,469

Sands China, Ltd. (Hong Kong)			21,600	100,889

Sankyo Co., Ltd. (Japan)			300	14,172

Scania AB Class B (Sweden)			15,762	314,031

Scripps Networks Interactive Class A			170	11,349

Sears Hometown and Outlet Stores, Inc.(NON)			5,098	222,885

Secom Co., Ltd. (Japan)			500	27,226

Select Comfort Corp.(NON)			10,239	256,589

Shimamura Co., Ltd. (Japan)			100	12,150

Sinclair Broadcast Group, Inc. Class A			17,145	503,720

Singapore Press Holdings, Ltd. (Singapore)			8,000	26,261

SJM Holdings, Ltd. (Hong Kong)			183,000	445,081

Sodexho (France)			530	44,134

Sonic Automotive, Inc. Class A			36,372	768,904

Sports Direct International PLC (United Kingdom)(NON)			17,154	143,022

Sun TV Network, Ltd. (India)			7,591	48,474

Suzuki Motor Corp. (Japan)			19,700	454,327

Swatch Group AG (The) (Switzerland)			545	298,610

Swatch Group AG (The) (Switzerland)			3,121	292,828

Swire Pacific, Ltd. Class A (Hong Kong)			2,500	30,037

Target Corp.			779	53,642

Tata Motors, Ltd. (India)			21,180	99,431

Tempur-Pedic International, Inc.(NON)			2,959	129,900

Tesla Motors, Inc.(NON)			700	75,201

Thomas Cook Group PLC (United Kingdom)(NON)			129,145	252,080

Tile Shop Holdings, Inc.(NON)			8,506	246,334

Time Warner, Inc.			1,160	67,071

TiVo, Inc.(NON)			7,688	84,952

TJX Cos., Inc. (The)			71,700	3,589,302

Tom Tailor Holding AG (Germany)(NON)			4,996	106,487

Total Systems Services, Inc.			59,100	1,446,768

Towers Watson & Co. Class A			170	13,930

Town Sports International Holdings, Inc.			15,314	164,932

Toyota Motor Corp. (Japan)			16,600	1,002,329

Tractor Supply Co.			139	16,348

Trump Entertainment Resorts, Inc.(NON)			180	360

TUI Travel PLC (United Kingdom)			46,283	249,963

URS Corp.			11,753	554,977

USS Co. Ltd. (Japan)			150	19,042

Vail Resorts, Inc.			1,865	114,735

Valeo SA (France)			2,722	170,292

ValueClick, Inc.(NON)			9,803	241,938

Verisk Analytics, Inc. Class A(NON)			245	14,627

Viacom, Inc. Class B			705	47,975

VOXX International Corp.(NON)			23,261	285,412

Wal-Mart Stores, Inc.			11,219	835,703

WPP PLC (United Kingdom)			31,384	536,182

Wyndham Worldwide Corp.			19,685	1,126,573

Wynn Resorts, Ltd.			10,397	1,330,816

				73,054,453
Consumer staples (4.9%)

AFC Enterprises(NON)			11,562	415,538

Ajinomoto Co., Inc. (Japan)			26,000	381,721

Altria Group, Inc.			1,634	57,174

Angie's List, Inc.(NON)			3,819	101,394

Anheuser-Busch InBev NV (Belgium)			7,687	681,954

Associated British Foods PLC (United Kingdom)			24,939	660,180

Avis Budget Group, Inc.(NON)			13,245	380,794

Barrett Business Services, Inc.			3,559	185,815

Barry Callebaut AG (Switzerland)			20	18,335

Beacon Roofing Supply, Inc.(NON)			7,949	301,108

Benesse Holdings, Inc. (Japan)			400	14,435

Blue Nile, Inc.(NON)			3,281	123,956

Bright Horizons Family Solutions, Inc.(NON)			6,097	211,627

Brinker International, Inc.			10,344	407,864

British American Tobacco (BAT) PLC (United Kingdom)			16,273	835,674

Bunge, Ltd.			508	35,951

C&C Group PLC (Ireland)			17,545	94,489

Calbee, Inc. (Japan)			4,200	398,507

Capita PLC (United Kingdom)			1,850	27,257

Carrefour SA (France)			11,498	314,130

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			58,000	3,739

Church & Dwight Co., Inc.			266	16,415

Coca-Cola Co. (The)			26,686	1,070,375

Cola-Cola Amatil, Ltd. (Australia)			8,638	100,027

Colgate-Palmolive Co.			36,364	2,083,294

Colruyt SA (Belgium)			650	34,171

Constellation Brands, Inc. Class A(NON)			17,100	891,252

Core-Mark Holding Co., Inc.			3,743	237,681

Costco Wholesale Corp.			19,700	2,178,229

CVS Caremark Corp.			79,946	4,571,312

DeNA Co., Ltd. (Japan)			5,600	109,250

Diageo PLC (United Kingdom)			10,894	312,475

Distribuidora Internacional de Alimentacion SA (Spain)			32,179	242,268

Dunkin' Brands Group, Inc.			184	7,879

Fiesta Restaurant Group, Inc.(NON)			3,522	121,122

Fomento Economico Mexicano SAB de CV ADR (Mexico)			1,400	144,466

General Mills, Inc.			48,624	2,359,723

Geo Group, Inc. (The)			9,948	337,735

Grand Canyon Education, Inc.(NON)			6,278	202,340

Hain Celestial Group, Inc. (The)(NON)			1,736	112,788

Heineken Holding NV (Netherlands)			7,309	409,419

Henkel AG & Co. KGaA (Preference) (Germany)			2,443	229,242

Hershey Co. (The)			358	31,962

Ingredion, Inc.			901	59,124

ITOCHU Corp. (Japan)			7,900	91,216

ITT Educational Services, Inc.(NON)(S)			25,285	616,954

Japan Tobacco, Inc. (Japan)			35,300	1,247,624

JM Smucker Co. (The)			10,660	1,099,579

Kao Corp. (Japan)			6,700	228,011

Kellogg Co.			515	33,078

Kerry Group PLC Class A (Ireland)			6,799	375,358

Koninklijke Ahold NV (Netherlands)			18,433	273,845

Kraft Foods Group, Inc.			43,420	2,425,875

L'Oreal SA (France)			4,104	671,012

Lawson, Inc. (Japan)			1,700	129,760

Liberty Interactive Corp. Class A(NON)			69,800	1,606,098

Lorillard, Inc.			63,336	2,766,516

Magnit OJSC (Russia)			782	178,994

McDonald's Corp.			273	27,027

Minor International PCL (Thailand)			99,800	79,801

Molson Coors Brewing Co. Class B			14,008	670,423

MWI Veterinary Supply, Inc.(NON)			1,850	227,994

Nestle SA (Switzerland)			23,477	1,535,547

Nissin Food Products Co., Ltd. (Japan)			600	24,290

On Assignment, Inc.(NON)			8,267	220,894

OpenTable, Inc.(NON)			1,809	115,686

Panera Bread Co. Class A(NON)			60	11,156

Papa John's International, Inc.(NON)			3,323	217,225

PepsiCo, Inc.			571	46,702

Pernod-Ricard SA (France)			1,661	184,102

Philip Morris International, Inc.			89,848	7,782,634

Pinnacle Foods, Inc.(NON)			7,302	176,343

Prestige Brands Holdings, Inc.(NON)			9,300	271,002

Procter & Gamble Co. (The)			126,461	9,736,232

Reckitt Benckiser Group PLC (United Kingdom)			9,781	693,374

Reynolds American, Inc.			760	36,761

Robert Half International, Inc.			20,727	688,758

SABMiller PLC (United Kingdom)			12,719	612,022

Shoppers Drug Mart Corp. (Canada)			350	16,147

Spartan Stores, Inc.			7,007	129,209

Starbucks Corp.			897	58,745

Suedzucker AG (Germany)			8,740	270,535

Tesco PLC (United Kingdom)			25,242	126,846

TrueBlue, Inc.(NON)			29,033	611,145

Unilever NV ADR (Netherlands)			2,260	88,653

Unilever PLC (United Kingdom)			10,386	421,790

United Natural Foods, Inc.(NON)			2,296	123,961

USANA Health Sciences, Inc.(NON)			1,705	123,408

Walgreen Co.			60,896	2,691,603

WM Morrison Supermarkets PLC (United Kingdom)			30,413	120,818

Wolseley PLC (United Kingdom)			4,040	186,981

Woolworths, Ltd. (Australia)			15,874	474,493

				62,060,418
Energy (4.2%)

Alpha Natural Resources, Inc.(NON)			33,600	176,064

BG Group PLC (United Kingdom)			15,187	259,196

BP PLC (United Kingdom)			137,461	953,591

Cabot Oil & Gas Corp.			21,400	1,519,828

Caltex Australia, Ltd. (Australia)			21,373	351,072

Canadian Natural Resources, Ltd. (Canada)			6,800	191,709

Chevron Corp.			25,789	3,051,870

Coal India, Ltd. (India)			14,567	73,858

ConocoPhillips			91,611	5,542,466

Crescent Point Energy Corp. (Canada)			480	16,280

CVR Energy, Inc. (Escrow)(F)			10,772	—

Deepocean Group (Shell) (acquired 6/9/11, cost $122,268) (Norway)(RES)(NON)			8,417	126,255

Delek US Holdings, Inc.			5,885	169,370

Diamond Offshore Drilling, Inc.			194	13,345

ENI SpA (Italy)			33,384	685,861

EPL Oil & Gas, Inc.(NON)			11,846	347,799

EQT Corp.			236	18,731

Exxon Mobil Corp.			91,682	8,283,469

Ezion Holdings, Ltd. (Singapore)			170,000	282,386

FutureFuel Corp.			23,523	333,321

Gulfport Energy Corp.(NON)			2,748	129,348

Halliburton Co.			5,100	212,772

Helix Energy Solutions Group, Inc.(NON)			22,875	527,040

Helmerich & Payne, Inc.			11,766	734,787

HollyFrontier Corp.			21,738	929,952

HRT Participacoes em Petroleo SA (Brazil)(NON)			11,531	13,384

Husky Energy, Inc. (Canada)			610	16,252

Imperial Oil, Ltd. (Canada)			460	17,561

Key Energy Services, Inc.(NON)			32,961	196,118

Kodiak Oil & Gas Corp.(NON)			17,842	158,615

Marathon Petroleum Corp.			30,787	2,187,724

Noble Energy, Inc.			270	16,211

Occidental Petroleum Corp.			60,250	5,376,108

Oceaneering International, Inc.			12,945	934,629

Oil States International, Inc.(NON)			7,200	667,008

ONEOK, Inc.			24,900	1,028,619

Peabody Energy Corp.			30,781	450,634

Pembina Pipeline Corp. (Canada)			530	16,217

Phillips 66			51,936	3,059,550

Repsol SA (Rights) (Spain)(NON)			12,335	6,872

Repsol YPF SA (Spain)			12,335	260,036

Rosetta Resources, Inc.(NON)			3,403	144,696

Royal Dutch Shell PLC Class A (United Kingdom)			25,200	804,162

Royal Dutch Shell PLC Class A (United Kingdom)			21,664	692,165

Royal Dutch Shell PLC Class B (United Kingdom)			21,170	700,108

Schlumberger, Ltd.			86,876	6,225,534

Spectra Energy Corp.			811	27,947

Statoil ASA (Norway)			18,051	372,130

Stone Energy Corp.(NON)			7,955	175,249

Suncor Energy, Inc. (Canada)			9,532	280,966

Swift Energy Co.(NON)			10,345	124,037

Tesoro Corp.			19,842	1,038,133

Total SA (France)			11,051	538,896

TransCanada Corp. (Canada)			620	26,694

Unit Corp.(NON)			3,902	166,147

Vaalco Energy, Inc.(NON)			42,011	240,303

Valero Energy Corp.			51,407	1,787,421

Vermilion Energy, Inc. (Canada)			160	7,821

W&T Offshore, Inc.			7,481	106,903

Western Refining, Inc.			9,701	272,307

Woodside Petroleum, Ltd. (Australia)			490	15,595

				53,083,122
Financials (8.9%)

3i Group PLC (United Kingdom)			56,402	288,352

Access National Corp.			6,757	87,706

ACE, Ltd.			2,539	227,190

Admiral Group PLC (United Kingdom)			3,462	70,037

AG Mortgage Investment Trust, Inc.(R)			3,936	74,036

Ageas (Belgium)			11,215	391,953

Agree Realty Corp.(R)			7,081	209,031

AIA Group, Ltd. (Hong Kong)			195,400	821,181

Alleghany Corp.(NON)			3,473	1,331,236

Allianz SE (Germany)			6,994	1,021,406

Allied World Assurance Co. Holdings AG			13,189	1,206,925

American Capital Agency Corp.(R)			30,200	694,298

American Equity Investment Life Holding Co.			15,689	246,317

American Express Co.			501	37,455

American Financial Group, Inc.			18,980	928,312

American International Group, Inc.(NON)			94,900	4,242,030

Amtrust Financial Services, Inc.			4,094	146,156

Aon PLC			50,084	3,222,905

Arch Capital Group, Ltd.(NON)			316	16,246

Arlington Asset Investment Corp. Class A			4,557	121,854

ARMOUR Residential REIT, Inc.(R)			20,989	98,858

Arthur J Gallagher & Co.			535	23,374

Ascendas Real Estate Investment Trust (Singapore)(R)			17,000	29,907

Ashford Hospitality Trust, Inc.(R)			24,466	280,136

Ashmore Group PLC (United Kingdom)			28,240	147,008

Assicurazioni Generali SpA (Italy)			17,660	308,179

Associated Banc-Corp.			38,600	600,230

Australia & New Zealand Banking Group, Ltd. (Australia)			24,376	632,696

AvalonBay Communities, Inc.(R)			7,989	1,077,796

AXA SA (France)			31,112	611,301

Axis Capital Holdings, Ltd.			23,300	1,066,674

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			40,711	339,009

Banco Latinoamericano de Exportaciones SA Class E (Panama)			15,673	350,918

Banco Santander Central Hispano SA (Spain)			56,362	356,822

Bangkok Bank PCL NVDR (Thailand)			17,700	115,894

Bank Hapoalim BM (Israel)(NON)			3,700	16,640

Bank Leumi Le-Israel BM (Israel)(NON)			4,360	14,429

Bank of East Asia, Ltd. (Hong Kong)			6,400	22,997

Bank of Hawaii Corp.			719	36,180

Bank of Kentucky Financial Corp.			4,001	113,788

Bank of Nova Scotia (Canada)			1,490	79,650

Bank of Yokohama, Ltd. (The) (Japan)			72,000	371,729

Barclays PLC (United Kingdom)			314,620	1,348,697

Berkshire Hathaway, Inc. Class B(NON)			14,151	1,583,780

BlackRock, Inc.			89	22,860

BOC Hong Kong Holdings, Ltd. (Hong Kong)			10,500	32,068

BofI Holding, Inc.(NON)			11,472	525,647

British Land Company PLC (United Kingdom)(R)			26,990	232,227

CapitaMall Trust (Singapore)(R)			20,000	31,477

Cardinal Financial Corp.			13,091	191,652

CBL & Associates Properties, Inc.(R)			25,596	548,266

Chiba Bank, Ltd. (The) (Japan)			5,000	34,084

Chimera Investment Corp.(R)			110,579	331,737

China Construction Bank Corp. (China)			93,000	65,325

China Pacific Insurance (Group) Co., Ltd. (China)(NON)			22,200	70,289

Chubb Corp. (The)			550	46,558

CIT Group, Inc.(NON)			34,950	1,629,719

Citizens & Northern Corp.			8,436	162,984

City National Corp.			10,861	688,262

CNO Financial Group, Inc.			16,700	216,432

Commonwealth Bank of Australia (Australia)			15,990	1,005,073

CoreLogic, Inc.(NON)			44,000	1,019,480

Credit Acceptance Corp.(NON)			2,334	245,187

Credit Agricole SA (France)(NON)			38,522	331,089

Credit Saison Co., Ltd. (Japan)			13,200	331,315

Credit Suisse Group (Switzerland)			8,528	226,100

Cullen/Frost Bankers, Inc.			770	51,413

CYS Investments, Inc.(R)			12,738	117,317

DBS Group Holdings, Ltd. (Singapore)			24,000	292,155

Deutsche Bank AG (Germany)			15,753	659,001

Dexus Property Group (Australia)(R)			434,388	422,323

DFC Global Corp.(NON)			25,586	353,343

Discover Financial Services			55,718	2,654,406

Dynex Capital, Inc.(R)			18,520	188,719

Eagle Bancorp, Inc.			7,125	159,458

East West Bancorp, Inc.			10,748	295,570

Eaton Vance Corp.			24,080	905,167

Encore Capital Group, Inc.(NON)			7,565	250,477

EPR Properties(R)			2,633	132,361

Essex Property Trust, Inc.(R)			50	7,946

Everest Re Group, Ltd.			226	28,987

Federal Realty Investment Trust(R)			6,290	652,147

Fidelity National Financial, Inc. Class A			43,829	1,043,568

Fifth Third Bancorp			144,300	2,604,615

Financial Institutions, Inc.			8,687	159,928

First Community Bancshares Inc.			8,167	128,059

First Industrial Realty Trust(R)			7,989	121,193

FirstMerit Corp.			10,170	203,705

Flushing Financial Corp.			8,583	141,190

Genworth Financial, Inc. Class A(NON)			185,491	2,116,452

Gjensidige Forsikring ASA (Norway)			2,320	34,076

Glimcher Realty Trust(R)			15,272	166,770

Goldman Sachs Group, Inc. (The)			39,154	5,922,043

GPT Group (Australia)(R)			12,510	43,783

Greenhill & Co., Inc.			3,573	163,429

Grupo Financiero Banorte SAB de CV (Mexico)			24,000	143,362

Gunma Bank, Ltd. (The) (Japan)			4,000	22,104

Hammerson PLC (United Kingdom)(R)			25,803	191,910

Hang Seng Bank, Ltd. (Hong Kong)			25,500	375,522

Hanmi Financial Corp.(NON)			16,917	298,923

Hannover Rueckversicherung AG (Germany)			570	40,965

Hatteras Financial Corp.(R)			11,500	283,360

Health Care REIT, Inc.(R)			21,463	1,438,665

Heartland Financial USA, Inc.			5,836	160,432

Heritage Financial Group, Inc.			7,860	115,935

HFF, Inc. Class A			23,000	408,710

Hongkong Land Holdings, Ltd. (Hong Kong)			16,000	109,595

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)			9,749	143,512

HSBC Holdings, PLC (United Kingdom)			150,133	1,555,841

ING Groep NV (Netherlands)(NON)			62,162	568,017

Insurance Australia Group, Ltd. (Australia)			89,448	441,866

Intact Financial Corp. (Canada)			2,690	151,548

IntercontinentalExchange, Inc.(NON)			238	42,307

Invesco Mortgage Capital, Inc.(R)			6,512	107,839

Investor AB Class B (Sweden)			10,780	288,448

Investors Real Estate Trust(R)			18,010	154,886

iStar Financial, Inc.(NON)(R)			15,226	171,902

Japan Real Estate Investment Corp. (Japan)(R)			4	44,706

Jones Lang LaSalle, Inc.			1,222	111,373

Joyo Bank, Ltd. (The) (Japan)			59,000	323,047

JPMorgan Chase & Co.			195,107	10,299,699

Julius Baer Group, Ltd. (Switzerland)			920	35,751

KKR & Co. LP			11,500	226,090

Lexington Realty Trust(R)			35,794	418,074

Lloyds Banking Group PLC (United Kingdom)(NON)			93,358	90,003

LTC Properties, Inc.(R)			9,379	366,250

Maiden Holdings, Ltd. (Bermuda)			14,429	161,893

MainSource Financial Group, Inc.			12,948	173,892

MFA Financial, Inc.(R)			20,901	176,613

Mitsubishi Estate Co., Ltd. (Japan)			12,000	319,595

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			91,600	568,421

Mizrahi Tefahot Bank, Ltd. (Israel)(NON)			1,510	15,198

MS&AD Insurance Group Holdings (Japan)			2,300	58,495

Muenchener Rueckversicherungs AG (Germany)			2,057	377,718

Nasdaq OMX Group, Inc. (The)			29,263	959,534

National Health Investors, Inc.(R)			5,272	315,582

Nelnet, Inc. Class A			7,902	285,183

Northern Trust Corp.			28,660	1,659,414

Ocwen Financial Corp.(NON)			4,588	189,117

OFG Bancorp (Puerto Rico)			7,841	142,001

One Liberty Properties, Inc.(R)			8,581	188,439

ORIX Corp. (Japan)			34,400	470,085

Pacific Premier Bancorp, Inc.(NON)			8,117	99,190

PartnerRe, Ltd.			13,305	1,204,901

People's United Financial, Inc.			4,193	62,476

Peoples Bancorp, Inc.			7,854	165,562

Persimmon PLC (United Kingdom)			11,306	203,963

PHH Corp.(NON)			6,943	141,498

PNC Financial Services Group, Inc.			50,582	3,688,439

Popular, Inc. (Puerto Rico)(NON)			31,386	951,937

Portfolio Recovery Associates, Inc.(NON)			2,926	449,521

Protective Life Corp.			26,222	1,007,187

Prudential PLC (United Kingdom)			67,280	1,106,059

PS Business Parks, Inc.(R)			2,552	184,178

Public Storage(R)			11,338	1,738,456

Rayonier, Inc.(R)			190	10,524

Regus PLC (United Kingdom)			105,949	252,549

RenaissanceRe Holdings, Ltd.			255	22,131

Republic Bancorp, Inc. Class A			5,191	113,787

Resona Holdings, Inc. (Japan)			116,100	565,469

RioCan Real Estate Investment Trust (Canada)(R)			1,170	28,112

Samsung Card Co., Ltd. (South Korea)			2,370	80,447

Sberbank of Russia ADR (Russia)			25,587	291,736

SCOR SE (France)			5,763	175,988

Security National Financial Corp. Class A			4,938	29,233

Sekisui House, Ltd. (Japan)			5,000	72,304

Select Income REIT(R)			13,800	386,952

Shizuoka Bank, Ltd. (The) (Japan)			3,000	32,338

Shopping Centres Australasia Property Group (Australia)(NON)(R)			75,765	109,745

Simon Property Group, Inc.(R)			21,066	3,326,743

Skandinaviska Enskilda Banken AB (Sweden)			31,650	301,117

Societe Generale SA (France)			5,291	180,162

SpareBank 1 SR-Bank ASA (Norway)(NON)			15,115	118,198

St. Joe Co. (The)(NON)			21,565	453,943

Standard Chartered PLC (United Kingdom)			11,053	238,632

Standard Life PLC (United Kingdom)			57,998	303,229

Starwood Property Trust, Inc.(R)			5,055	125,111

State Street Corp.			49,300	3,214,853

Stewart Information Services Corp.			12,263	321,168

Sumitomo Mitsui Financial Group, Inc. (Japan)			16,300	747,903

Summit Hotel Properties, Inc.(R)			22,665	214,184

Sun Communities, Inc.(R)			3,850	191,576

Swedbank AB Class A (Sweden)			15,257	348,207

Symetra Financial Corp.			14,512	232,047

Synovus Financial Corp.			194,000	566,480

T. Rowe Price Group, Inc.			745	54,497

Tanger Factory Outlet Centers(R)			10,567	353,572

Tokio Marine Holdings, Inc. (Japan)			7,400	234,686

Tokyu Land Corp. (Japan)			58,000	532,260

Toronto-Dominion Bank (Canada)			13,622	1,094,800

Toronto-Dominion Bank (Canada)			528	42,408

UBS AG (Switzerland)			39,014	662,782

Unibail-Rodamco SE (France)(R)			280	64,924

UniCredit SpA (Italy)			55,248	258,349

Universal Health Realty Income Trust(R)			2,190	94,455

Validus Holdings, Ltd.			23,346	843,258

Virtus Investment Partners, Inc.(NON)			579	102,060

Visa, Inc. Class A			420	76,755

Vornado Realty Trust(R)			15,400	1,275,890

WageWorks, Inc.(NON)			5,616	193,471

Walker & Dunlop, Inc.(NON)			9,427	164,973

Walter Investment Management Corp.(NON)			5,162	174,527

Washington Banking Co.			9,884	140,353

Wells Fargo & Co.			42,044	1,735,156

Westfield Group (Australia)			26,143	272,710

Westfield Retail Trust (Australia)(R)			18,187	51,335

Westpac Banking Corp. (Australia)			14,057	368,004

Wheelock and Co., Ltd. (Hong Kong)			92,000	457,767

World Acceptance Corp.(NON)			1,884	163,795

Zurich Insurance Group AG (Switzerland)			210	54,423

				111,736,017
Health care (6.2%)

Abbott Laboratories			990	34,531

AbbVie, Inc.			75,290	3,112,489

ACADIA Pharmaceuticals, Inc.(NON)			18,891	342,872

Accuray, Inc.(NON)			17,703	101,615

Aegerion Pharmaceuticals, Inc.(NON)			1,129	71,511

Alere, Inc.(NON)			16,226	397,537

Align Technology, Inc.(NON)			3,823	141,604

Amedisys, Inc.(NON)			7,636	88,730

AmerisourceBergen Corp.			42,279	2,360,437

Amgen, Inc.			48,102	4,745,743

AmSurg Corp.(NON)			5,969	209,512

Array BioPharma, Inc.(NON)			18,366	83,382

Astellas Pharma, Inc. (Japan)			11,600	631,703

AstraZeneca PLC (United Kingdom)			16,608	785,624

athenahealth, Inc.(NON)			839	71,080

Auxilium Pharmaceuticals, Inc.(NON)			7,820	130,047

Bayer AG (Germany)			10,083	1,074,915

Becton, Dickinson and Co.			256	25,300

Bio-Reference Labs, Inc.(NON)			2,077	59,714

Bristol-Myers Squibb Co.			109,330	4,885,958

C.R. Bard, Inc.			243	26,409

Cardinal Health, Inc.			862	40,686

Catamaran Corp.(NON)			180	8,761

Celgene Corp.(NON)			30,782	3,598,724

Centene Corp.(NON)			1,748	91,700

Chemed Corp.			5,160	373,739

CIGNA Corp.			44,700	3,240,303

Coloplast A/S Class B (Denmark)			10,094	564,965

Community Health Systems, Inc.			4,310	202,053

Computer Programs & Systems, Inc.			1,467	72,088

Conmed Corp.			12,017	375,411

Covidien PLC			3,637	228,549

CSL, Ltd. (Australia)			7,054	397,265

Cubist Pharmaceuticals, Inc.(NON)			7,285	351,866

Cyberonics, Inc.(NON)			1,805	93,788

DexCom, Inc.(NON)			2,606	58,505

Eisai Co., Ltd. (Japan)			400	16,315

Eli Lilly & Co.			67,005	3,291,286

Endo Health Solutions, Inc.(NON)			6,805	250,356

Exact Sciences Corp.(NON)			1,546	21,505

Gentium SpA ADR (Italy)(NON)			6,124	47,461

GlaxoSmithKline PLC (United Kingdom)			45,344	1,134,363

Globus Medical, Inc. Class A(NON)			7,860	132,520

Greatbatch, Inc.(NON)			14,368	471,127

Grifols SA ADR (Spain)			5,961	169,769

Haemonetics Corp.(NON)			4,214	174,249

HCA Holdings, Inc.			31,518	1,136,539

Health Net, Inc.(NON)			5,098	162,218

HealthSouth Corp.(NON)			12,308	354,470

Henry Schein, Inc.(NON)			263	25,182

Hi-Tech Pharmacal Co., Inc.			2,622	87,050

Hill-Rom Holdings, Inc.			8,430	283,922

Insulet Corp.(NON)			4,608	144,737

Insys Therapeutics, Inc.(NON)			16,391	226,851

Isis Pharmaceuticals, Inc.(NON)			2,538	68,196

Jazz Pharmaceuticals PLC(NON)			10,595	728,194

Johnson & Johnson			31,701	2,721,848

Lexicon Pharmaceuticals, Inc.(NON)			24,398	52,944

Magellan Health Services, Inc.(NON)			2,096	117,544

McKesson Corp.			34,064	3,900,328

MedAssets, Inc.(NON)			15,514	275,218

Medicines Co. (The)(NON)			6,886	211,813

Merck & Co., Inc.			17,375	807,069

Merck KGaA (Germany)			1,049	159,542

Miraca Holdings, Inc. (Japan)			100	4,607

NewLink Genetics Corp.(NON)			3,846	75,843

Novartis AG (Switzerland)			9,790	693,811

Novo Nordisk A/S Class B (Denmark)			4,563	710,402

NxStage Medical, Inc.(NON)			8,453	120,709

Omega Healthcare Investors, Inc.(R)			9,337	289,634

Ono Pharmaceutical Co., Ltd. (Japan)			200	13,572

Orion OYJ Class B (Finland)			11,154	260,889

Otsuka Holdings Company, Ltd. (Japan)			17,600	581,193

PDL BioPharma, Inc.			20,676	159,619

Perrigo Co.			110	13,310

Pfizer, Inc.(S)			351,286	9,839,521

Pharmacyclics, Inc.(NON)			946	75,179

Providence Service Corp. (The)(NON)			19,532	568,186

Quest Diagnostics, Inc.			423	25,646

Questcor Pharmaceuticals, Inc.			6,145	279,352

Receptos, Inc.(NON)			2,199	43,738

Roche Holding AG-Genusschein (Switzerland)			5,803	1,437,893

RTI Biologics, Inc.(NON)			26,418	99,332

Salix Pharmaceuticals, Ltd.(NON)			11,041	730,362

Sanofi (France)			17,283	1,781,135

Santarus, Inc.(NON)			5,685	119,669

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)(NON)			77,500	125,464

Shire PLC (United Kingdom)			4,447	141,072

Spectrum Pharmaceuticals, Inc.			11,244	83,880

St. Jude Medical, Inc.			51,900	2,368,197

STAAR Surgical Co.(NON)			22,501	228,385

Steris Corp.			3,926	168,347

Suzuken Co., Ltd. (Japan)			5,200	175,125

TearLab Corp.(NON)			5,301	56,297

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			3,100	121,520

Trinity Biotech PLC ADR (Ireland)(NON)			6,879	115,911

Triple-S Management Corp. Class B (Puerto Rico)(NON)			4,358	93,566

United Therapeutics Corp.(NON)			9,250	608,835

Ventas, Inc.(R)			23,287	1,617,515

ViroPharma, Inc.(NON)			20,846	597,238

Warner Chilcott PLC Class A			80,446	1,599,266

WellCare Health Plans, Inc.(NON)			8,019	445,455

WellPoint, Inc.			48,500	3,969,240

Zimmer Holdings, Inc.			28,500	2,135,790

				78,826,437
Technology (7.6%)

Acacia Research Corp.			3,791	84,729

Accenture PLC Class A			67,500	4,857,300

Actuate Corp.(NON)			44,069	292,618

Acxiom Corp.(NON)			15,044	341,198

Amadeus IT Holding SA Class A (Spain)			5,259	167,995

Analog Devices, Inc.			690	31,091

Anixter International, Inc.(NON)			2,470	187,251

AOL, Inc.(NON)			38,664	1,410,463

Apple, Inc.			54,500	21,586,360

ASML Holding NV (Netherlands)			4,722	370,460

ASML Holding NV ADR (Netherlands)			1,675	132,493

Aspen Technology, Inc.(NON)			7,430	213,910

Asustek Computer, Inc. (Taiwan)			10,000	85,553

Avago Technologies, Ltd.			610	22,802

Avnet, Inc.(NON)			20,000	672,000

BMC Software, Inc.(NON)			38,669	1,745,519

Broadcom Corp. Class A			42,665	1,440,370

Brocade Communications Systems, Inc.(NON)			140,132	807,160

CACI International, Inc. Class A(NON)			1,167	74,093

Cap Gemini SA (France)			6,416	311,924

Casetek Holdings, Ltd. (Taiwan)(NON)			19,000	97,607

Cavium, Inc.(NON)			2,257	79,830

CGI Group, Inc. Class A (Canada)(NON)			170	4,979

Cisco Systems, Inc.			275,728	6,702,948

Commvault Systems, Inc.(NON)			3,422	259,696

Cornerstone OnDemand, Inc.(NON)			3,525	152,597

CSG Systems International, Inc.(NON)			3,266	70,872

Cypress Semiconductor Corp.(NON)			40,300	432,419

Dassault Systemes SA (France)			150	18,349

Ebix, Inc.			5,736	53,115

EMC Corp.(NON)			123,500	2,917,070

EnerSys			9,357	458,867

Entegris, Inc.(NON)			20,051	188,279

Fairchild Semiconductor International, Inc.(NON)			8,144	112,387

FANUC Corp. (Japan)			3,400	493,024

FEI Co.			3,756	274,150

First Solar, Inc.(NON)			2,101	93,978

Gemalto NV (Netherlands)(S)			3,270	296,075

GenMark Diagnostics, Inc.(NON)			14,112	145,918

Google, Inc. Class A(NON)			6,788	5,975,952

Hamamatsu Photonics K.K. (Japan)			400	14,460

Harris Corp.			232	11,426

Hon Hai Precision Industry Co., Ltd. (Taiwan)			51,000	125,369

Honeywell International, Inc.			910	72,199

Hoya Corp. (Japan)			1,400	28,726

IBM Corp.			14,391	2,750,264

Infoblox, Inc.(NON)			5,293	154,873

Integrated Silicon Solutions, Inc.(NON)			25,404	278,428

IntraLinks Holdings, Inc.(NON)			22,477	163,183

Intuit, Inc.			802	48,946

Itochu Techno-Solutions Corp. (Japan)			200	8,278

Ixia(NON)			5,497	101,145

Keyence Corp. (Japan)			100	31,915

Konica Minolta Holdings, Inc. (Japan)			37,500	283,235

L-3 Communications Holdings, Inc.			13,099	1,123,108

Lam Research Corp.(NON)			21,124	936,638

Lexmark International, Inc. Class A			22,109	675,872

Linear Technology Corp.			690	25,420

Magnachip Semiconductor Corp. (South Korea)(NON)			11,713	213,997

Manhattan Associates, Inc.(NON)			3,781	291,742

Mantech International Corp. Class A			9,754	254,774

Marvell Technology Group, Ltd.			70,700	827,897

Maxim Integrated Products, Inc.			850	23,613

Mentor Graphics Corp.			20,366	398,155

Microsemi Corp.(NON)			5,183	117,913

Microsoft Corp.			259,172	8,949,209

Motorola Solutions, Inc.			565	32,617

MTS Systems Corp.			3,865	218,759

NEC Corp. (Japan)			257,000	562,368

Netscout Systems, Inc.(NON)			7,064	164,874

NIC, Inc.			5,764	95,279

Nomura Research Institute, Ltd. (Japan)			500	16,318

NTT Data Corp. (Japan)			59	209,425

NVIDIA Corp.			67,865	952,146

NXP Semiconductor NV(NON)			1,600	49,568

Olympus Corp. (Japan)(NON)			6,100	185,465

Omnivision Technologies, Inc.(NON)			15,111	281,820

Oracle Corp.			239,220	7,348,838

Oracle Corp. Japan (Japan)			6,700	278,492

Perficient, Inc.(NON)			10,609	141,524

Photronics, Inc.(NON)			21,319	171,831

Plantronics, Inc.			3,544	155,652

Polycom, Inc.(NON)			10,674	112,504

Procera Networks, Inc.(NON)			9,090	124,806

PTC, Inc.(NON)			6,671	163,640

QLIK Technologies, Inc.(NON)			3,618	102,281

Quantum Corp.(NON)			100,899	138,232

RF Micro Devices, Inc.(NON)			68,775	367,946

Riverbed Technology, Inc.(NON)			29,500	459,020

Rockwell Automation, Inc.			17,100	1,421,694

Rovi Corp.(NON)			15,200	347,168

Rudolph Technologies, Inc.(NON)			16,390	183,568

Safeguard Scientifics, Inc.(NON)			9,390	150,710

Sage Group PLC (The) (United Kingdom)			1,387	7,193

Samsung Electronics Co., Ltd. (South Korea)			121	142,015

SanDisk Corp.(NON)			2,448	149,573

SAP AG (Germany)			6,151	450,412

Sartorius AG (Preference) (Germany)			1,369	147,226

SciQuest, Inc.(NON)			3,634	91,032

Semtech Corp.(NON)			5,294	185,449

Silicon Graphics International Corp.(NON)			5,877	78,634

Silicon Image, Inc.(NON)			33,924	198,455

SK Hynix, Inc. (South Korea)(NON)			14,160	386,051

Softbank Corp. (Japan)			9,700	566,368

Sourcefire, Inc.(NON)			2,643	146,819

Sparton Corp.(NON)			7,587	130,800

SS&C Technologies Holdings, Inc.(NON)			6,664	219,246

Symantec Corp.			120,265	2,702,355

Synaptics, Inc.(NON)			6,103	235,332

Tencent Holdings, Ltd. (China)			3,400	133,812

Teradyne, Inc.(NON)			43,367	761,958

Texas Instruments, Inc.			1,566	54,606

TIBCO Software, Inc.(NON)			5,667	121,274

Toshiba Corp. (Japan)			23,000	110,636

Tyler Technologies, Inc.(NON)			3,638	249,385

Ultimate Software Group, Inc.(NON)			3,092	362,661

Ultra Clean Holdings, Inc.(NON)			18,332	110,909

Ultratech, Inc.(NON)			3,900	143,208

Unisys Corp.(NON)			8,313	183,468

Verint Systems, Inc.(NON)			4,557	161,637

Western Digital Corp.			22,847	1,418,570

Xilinx, Inc.			690	27,331

XO Group, Inc.(NON)			14,383	161,090

Yandex NV Class A (Russia)(NON)			6,036	166,775

Yokogawa Electric Corp. (Japan)			12,700	152,011

				96,167,022
Transportation (0.7%)

Aegean Marine Petroleum Network, Inc. (Greece)			31,624	292,838

Beijing Capital International Airport Co., Ltd. (China)			184,000	119,725

C.H. Robinson Worldwide, Inc.			265	14,922

Canadian National Railway Co. (Canada)			300	29,210

Cathay Pacific Airways, Ltd. (Hong Kong)			6,000	10,475

Central Japan Railway Co. (Japan)			5,800	711,253

ComfortDelgro Corp., Ltd. (Singapore)			178,000	256,134

Con-way, Inc.			11,789	459,299

Delta Air Lines, Inc.(NON)			109,131	2,041,841

Deutsche Post AG (Germany)			18,475	459,119

Hankyu Hanshin Holdings, Inc. (Japan)			3,000	17,091

Hitachi Transport System, Ltd. (Japan)			10,500	173,078

International Consolidated Airlines Group SA (Spain)(NON)			74,707	298,491

J. B. Hunt Transport Services, Inc.			159	11,486

Japan Airlines Co., Ltd. (Japan)			5,200	267,410

Jaypee Infratech, Ltd. (India)(NON)			164,329	58,264

Koninklijke Vopak NV (Netherlands)			900	53,065

Kuehne & Nagel International AG (Switzerland)			210	23,024

MTR Corp. (Hong Kong)			5,000	18,434

Nippon Express Co., Ltd. (Japan)			3,000	14,248

Quality Distribution, Inc.(NON)			19,519	172,548

Ryanair Holdings PLC ADR (Ireland)			840	43,285

Singapore Airlines, Ltd. (Singapore)			2,000	15,999

SkyWest, Inc.			11,311	153,151

Southwest Airlines Co.			102,048	1,315,399

Swift Transportation Co.(NON)			26,037	430,652

TAL International Group, Inc.(NON)			8,092	352,568

Tobu Railway Co., Ltd. (Japan)			3,000	15,458

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)			36,843	142,954

United Parcel Service, Inc. Class B			780	67,454

Universal Truckload Services, Inc.(NON)			963	23,218

Wabtec Corp.			13,820	738,403

West Japan Railway Co. (Japan)			500	21,166

Yamato Transport Co., Ltd. (Japan)			1,100	23,193

				8,844,855
Utilities and power (1.1%)

AES Corp.			81,904	982,029

American Electric Power Co., Inc.			48,400	2,167,352

Canadian Utilities, Ltd. (Canada)			160	5,615

Centrica PLC (United Kingdom)			63,029	345,911

Chubu Electric Power Co., Inc. (Japan)			7,500	106,330

Cia Energetica de Minas Gerais ADR (Brazil)			4,965	44,536

CLP Holdings, Ltd. (Hong Kong)			2,500	20,185

CMS Energy Corp.			17,746	482,159

Consolidated Edison, Inc.			816	47,581

DTE Energy Co.			667	44,696

Electric Power Development Co., Ltd. (Japan)			3,300	102,984

Enbridge, Inc. (Canada)			680	28,585

Enel SpA (Italy)			86,404	270,857

Energias de Portugal (EDP) SA (Portugal)			45,842	147,764

Entergy Corp.			20,225	1,409,278

Fortum OYJ (Finland)			1,390	25,966

GDF Suez (France)			15,573	303,647

Kansai Electric Power, Inc. (Japan)(NON)			51,700	710,011

Kinder Morgan, Inc.			47,080	1,796,102

National Grid PLC (United Kingdom)			3,390	38,346

Origin Energy, Ltd. (Australia)			21,123	241,723

PG&E Corp.			34,819	1,592,273

Pinnacle West Capital Corp.			408	22,632

PPL Corp.			20,900	632,434

Red Electrica Corporacion SA (Spain)			8,413	461,440

SCANA Corp.			540	26,514

Snam SpA (Italy)			5,180	23,587

Terna SPA (Italy)			5,160	21,439

Toho Gas Co., Ltd. (Japan)			2,000	10,345

Tokyo Gas Co., Ltd. (Japan)			65,000	359,746

UGI Corp.			16,200	633,582

United Utilities Group PLC (United Kingdom)			29,611	307,566

Veolia Environnement SA (France)			14,186	160,707

				13,573,922

Total common stocks (cost $510,769,251)				$612,347,591

CORPORATE BONDS AND NOTES (18.8%)(a)
			Principal amount	Value

Basic materials (1.5%)

Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)			$214,000	$202,404

Agrium, Inc. sr. unsec. notes 3 1/2s, 2023 (Canada)			71,000	67,948

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)			40,000	37,927

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			85,000	90,126

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			113,000	139,438

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			90,000	95,611

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			760,000	901,824

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	85,500

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			342,000	338,580

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			185,000	183,150

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			460,000	487,600

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			20,000	19,000

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			130,000	131,300

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	131,963

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			310,000	328,600

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)			200,000	211,500

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			200,000	218,000

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			365,000	436,674

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			325,000	382,109

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			285,000	303,525

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			220,000	209,809

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			295,000	376,383

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			525,000	546,677

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			25,000	24,000

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			110,000	104,102

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			75,000	72,289

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			205,000	205,359

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			130,000	129,350

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			75,000	72,750

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			360,000	372,600

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019			140,000	155,058

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			165,000	169,950

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			335,000	329,975

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			110,000	106,975

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			120,000	123,900

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			325,000	377,000

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			190,000	192,375

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			85,000	84,788

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			60,000	59,850

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			135,000	128,925

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			170,000	173,400

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			145,000	159,138

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			265,000	288,188

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			220,000	217,250

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			255,000	215,475

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			140,000	148,050

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	141,468	186,449

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			$50,000	48,125

International Paper Co. sr. unsec. notes 7.95s, 2018			1,070,000	1,310,129

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			330,000	370,425

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			255,000	277,950

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	407,504

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			990,000	1,112,469

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			285,000	313,405

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			410,000	446,119

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			40,000	39,368

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	100,000	104,132

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			$30,000	31,200

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			10,000	10,425

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	136,350

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			70,000	67,025

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			220,000	235,950

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			75,000	76,688

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)			20,000	21,650

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	215,000

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			175,000	172,375

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	173,825

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	344,259

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			284,000	293,084

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			228,000	240,703

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			300,000	390,504

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			180,000	194,850

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			180,000	182,700

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			160,000	169,000

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			135,000	130,950

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			55,000	59,950

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			10,000	10,650

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			40,000	42,200

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			55,000	58,163

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			25,000	24,625

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			290,000	322,988

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			240,000	226,200

USG Corp. sr. unsec. notes 9 3/4s, 2018			175,000	198,625

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			140,000	137,550

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			140,000	166,436

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			405,000	486,190

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			180,000	196,354

				19,468,939
Capital goods (1.0%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			360,000	367,200

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			425,000	473,875

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	305,000	414,979

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			$200,000	192,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			75,000	81,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			175,000	175,000

Ball Corp. company guaranty sr. unsec. notes 4s, 2023			156,000	143,910

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			180,000	195,750

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			320,000	361,600

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			255,000	257,550

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	271,027

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			135,000	133,988

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	140,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			345,000	379,500

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			35,000	36,750

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			204,000	192,270

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	60,000	82,694

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			$510,000	486,072

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			913,000	935,825

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			270,000	282,150

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			230,000	140,300

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			290,000	248,122

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			245,000	222,185

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			215,000	216,613

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			175,000	187,250

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			906,000	1,152,273

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			85,000	85,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			145,000	135,575

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			420,000	415,800

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			265,000	276,263

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	138,398

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	208,500

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			100,000	109,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			130,000	130,975

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	214,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			105,000	108,413

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			405,000	406,096

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	117,700

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			205,000	219,350

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			55,000	56,100

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			330,000	334,950

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			295,000	317,863

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			285,000	299,963

TransDigm, Inc. 144A sr. unsec. sub. notes 7 1/2s, 2021			55,000	56,238

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			185,000	184,075

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			736,000	848,167

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			100,000	98,783

				12,531,592
Communication services (1.9%)

Adelphia Communications Corp. escrow bonds zero %, 2013			270,000	2,025

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	178,437

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	202,643

American Tower Corp. sr. unsec. notes 7s, 2017(R)			440,000	509,789

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			310,000	355,961

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			387,000	430,253

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045			772,000	671,662

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			480,000	544,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	87,200

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			140,000	150,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	193,325

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			65,000	61,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	163,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			165,000	172,013

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			85,000	79,688

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			240,000	254,400

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	50,500

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			40,000	41,100

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			25,000	25,031

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			95,000	99,038

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			360,000	382,500

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			690,000	868,522

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			110,000	133,117

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			230,000	250,493

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			120,000	115,200

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	106,750

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			170,000	163,200

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	80,650

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			150,000	161,625

CyrusOne LP/CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			80,000	82,000

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			435,000	603,463

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			165,000	174,900

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			230,000	239,200

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			445,000	498,400

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			170,000	180,625

Equinix, Inc. sr. unsec. notes 7s, 2021			120,000	130,200

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	279,807

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			80,000	91,400

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			300,000	330,750

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			115,000	126,500

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	60,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			295,000	312,700

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			325,000	345,313

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			210,000	220,500

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			105,000	101,850

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			440,000	454,300

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			550,000	555,500

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	228,646

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	199,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			185,000	197,025

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			45,000	47,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			210,000	209,475

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			215,000	231,125

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	131,563

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	335,475

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			295,000	300,163

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			255,000	259,463

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			160,000	155,200

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019 (Mexico)			55,000	46,475

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)			230,000	177,675

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			65,000	69,550

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			190,000	180,025

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	254,150

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			165,000	160,875

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			719,000	803,968

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	128,586

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			510,000	469,402

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			13,000	14,073

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	70,175

SBA Tower Trust 144A notes 2.933s, 2017			775,000	779,209

SES 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			253,000	246,797

Sprint Capital Corp. company guaranty 6 7/8s, 2028			995,000	955,200

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			240,000	269,400

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			305,000	321,775

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			200,000	230,000

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			135,000	141,750

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			490,000	572,075

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			400,000	508,160

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			650,000	622,244

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			285,000	276,053

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			200,000	204,018

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	158,155

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			160,000	199,019

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			240,000	307,000

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			260,000	253,500

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			110,000	117,563

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			155,000	161,200

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			355,000	357,663

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			370,000	384,800

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023			110,000	102,850

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			85,000	90,525

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	422,538

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			165,000	170,775

				23,845,488
Consumer cyclicals (2.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	38,763

ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042			380,000	322,601

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022			530,000	487,360

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			115,000	57,500

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	237,825

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			130,000	100,100

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			285,000	322,763

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			304,000	303,240

American Media, Inc. 144A notes 13 1/2s, 2018			14,107	13,049

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			105,000	109,463

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	100,350

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	73,500

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			125,000	132,656

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			125,000	136,563

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			35,000	36,488

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			105,000	106,050

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			123,000	123,000

Bon-Ton Department Stores, Inc. (The) 144A notes 8s, 2021			65,000	66,056

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			270,000	272,025

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			130,000	128,332

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			240,000	256,200

Building Materials Corp. 144A sr. notes 7s, 2020			95,000	101,175

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			95,000	100,938

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			205,000	226,525

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			75,000	76,875

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			350,000	364,438

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			860,000	821,300

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			120,000	129,000

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			205,000	261,197

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	456,874

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			170,000	178,500

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	49,050

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			125,000	120,000

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			100,000	96,500

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			95,000	100,225

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			345,000	366,563

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			175,000	193,156

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			125,000	135,625

Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			30,000	28,800

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)			442,672	478,086

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			280,000	266,000

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			255,000	247,350

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			375,000	388,125

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			295,000	287,625

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			195,000	190,613

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			23,000	24,009

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			240,000	270,095

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			245,000	275,013

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			535,000	567,775

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			169,000	182,520

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			375,000	391,875

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			60,000	58,350

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			162,000	169,451

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			235,000	276,882

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,575,000	1,902,968

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			85,000	79,156

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018			255,000	247,988

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016			365,000	359,069

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			160,000	163,200

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	330,000	324,261

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			$190,000	202,588

Hayatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			100,000	93,445

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			25,000	33,944

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			385,000	429,000

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			184,000	199,424

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			86,000	89,094

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			300,000	306,000

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			195,000	215,963

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			135,000	128,925

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			165,000	172,425

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	215,763

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			360,000	410,400

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			100,000	102,750

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			75,000	80,037

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			65,000	71,175

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			145,000	156,600

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			275,000	298,375

L Brands, Inc. sr. notes 5 5/8s, 2022			105,000	106,313

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			170,000	174,675

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			255,000	270,938

Lennar Corp. 144A company guaranty sr. unsec. notes 5s, 2022			90,000	85,500

Liberty Interactive, LLC sr. unsec. unsub. notes 8 1/4s, 2030			245,000	262,150

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			380,000	412,300

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			315,000	368,066

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			108,000	122,991

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			255,000	247,748

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			610,000	524,434

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			120,000	120,301

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			530,000	537,281

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			255,000	15,300

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			280,000	301,700

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			180,000	176,400

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			225,000	245,813

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	101,650

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			155,000	160,425

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			140,000	158,200

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			135,000	146,138

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			50,000	51,500

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			117,000	121,974

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			666,616	696,614

Navistar International Corp. sr. notes 8 1/4s, 2021			348,000	341,910

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			280,000	285,600

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			165,000	165,000

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			220,000	224,400

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			350,000	420,220

News America Holdings, Inc. debs. 7 3/4s, 2045			510,000	661,213

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			40,000	43,000

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			120,000	113,400

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			295,000	320,075

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			75,000	80,250

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			115,000	111,935

Owens Corning company guaranty sr. unsec. notes 9s, 2019			113,000	138,990

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			195,000	198,900

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	155,875

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			130,000	131,300

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			275,000	308,688

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			200,000	220,000

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			55,000	61,325

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	84,400

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			55,000	59,538

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			149,000	163,900

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			95,000	91,200

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			150,000	140,625

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			180,000	194,400

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			300,000	341,250

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			165,000	167,063

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			125,000	106,250

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			400,000	428,000

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			220,000	234,300

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			200,000	224,500

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			85,000	81,600

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			90,000	90,000

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			55,000	53,350

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			225,000	217,125

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			10,000	10,600

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			15,000	15,788

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			195,000	205,481

Stanley Black & Decker, Inc. company guaranty sr. unsec. unsub. notes 2.9s, 2022			550,000	517,616

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			45,000	43,538

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			47,000	50,525

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			90,000	85,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			248,000	267,220

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			15,000	15,825

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033			935,000	1,102,008

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			390,000	416,487

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			80,000	83,565

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023			160,000	148,264

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			380,000	375,816

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	46,500

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			189,575	193,840

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			60,000	59,850

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			370,000	381,100

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			275,000	292,188

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,066,465

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	52,791

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	162,043

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	64,532

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 7 5/8s, 2018			270,000	294,300

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			185,000	190,088

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			498,000	526,013

				36,322,880
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			105,000	139,588

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			14,000	18,542

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			560,000	515,708

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			325,000	374,684

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	90,900

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			65,000	70,688

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A sr. unsec. notes 5 1/2s, 2023			95,000	91,675

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			125,000	119,375

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	33,323

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			253,000	268,302

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			175,000	195,125

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			400,000	357,911

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			70,000	78,750

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			250,000	262,500

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			60,000	58,650

Claire's Stores, Inc. 144A sr. notes 9s, 2019			285,000	313,500

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	56,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	397,688

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			110,000	117,975

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			60,000	58,800

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			50,000	48,875

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019			229,000	220,192

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			425,000	451,909

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	326,713

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			40,000	45,200

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	315,375

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			490,000	465,498

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			140,000	144,214

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			165,000	220,065

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	316,350

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	256,800

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	182,098

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			492,000	493,230

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			280,000	267,750

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	101,888

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			125,000	130,469

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			105,000	108,150

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	250,000	339,529

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014 (Brazil)			$325,000	342,875

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			85,000	89,038

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	35,263

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			560,000	516,413

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			420,000	499,559

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			75,000	75,952

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017			118,000	136,179

Kroger Co. (The) sr. notes 6.15s, 2020			40,000	46,701

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			135,000	139,725

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020			210,000	219,975

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			311,000	325,773

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			302,000	380,227

McDonald's Corp. sr. unsec. notes 5.7s, 2039			393,000	464,406

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			125,000	136,875

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			295,000	283,364

Mondelez International, Inc. sr. unsec. notes 6 1/2s, 2017			27,000	31,392

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			346,000	443,165

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			115,000	123,050

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			315,000	335,475

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			285,000	277,875

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			205,000	226,269

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	88,600

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			270,000	268,482

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			185,000	197,950

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			265,000	290,175

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			495,000	559,120

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			195,000	211,088

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			275,000	303,188

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			90,000	94,275

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			235,000	253,615

				15,450,283
Energy (2.3%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	106,575

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			340,000	315,350

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			80,000	81,000

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			80,000	63,800

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			165,000	132,413

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			500,000	623,347

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			180,000	202,259

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			215,000	258,328

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			350,000	344,769

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			50,000	50,219

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			262,000	260,690

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			80,000	80,200

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			125,000	129,688

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			195,000	205,238

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			885,000	930,139

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			650,000	737,158

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			385,000	411,950

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)			695,000	628,712

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	222,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			230,000	242,075

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	67,808

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$60,000	60,750

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			260,000	257,400

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	292,875

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			135,000	133,650

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			110,000	108,900

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	59,850

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			525,000	549,938

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	326,275

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			430,000	437,525

Continental Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			270,000	262,575

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			320,000	339,200

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022			80,000	81,400

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			125,000	122,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	366,120

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			50,000	52,125

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			540,000	504,900

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			145,000	151,525

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			145,000	145,363

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			200,000	197,000

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			206,000	213,725

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			324,000	375,655

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,059,600

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			425,000	418,625

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			295,000	298,688

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			550,000	533,500

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	21,250

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			245,000	261,538

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			90,000	90,000

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			175,000	209,764

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			130,000	133,900

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	87,400

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			300,000	288,000

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			370,000	401,450

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			80,000	84,000

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			355,000	390,500

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			330,000	314,325

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			100,000	72,000

Lukoil International Finance B.V. 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	186,070

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	194,154

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			175,000	173,469

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	106,700

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	199,375

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	209,475

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			510,000	517,545

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			355,000	358,550

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			140,000	145,600

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	260,238

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			185,000	181,763

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			190,000	210,900

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	25,063

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			190,000	190,475

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			410,000	389,500

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			445,000	485,495

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,980,000	1,860,091

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			90,000	82,463

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			905,000	959,097

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			110,000	117,975

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			95,000	92,863

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	340,200

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			75,000	73,219

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			810,000	871,763

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			95,000	95,950

Samson Investment Co. 144A sr. unsec. notes 10s, 2020			520,000	547,950

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			100,000	95,500

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			80,000	79,600

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			210,000	218,400

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			570,000	597,738

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			125,000	130,938

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			110,000	115,500

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			40,000	42,000

Spectra Energy Capital, LLC sr. notes 8s, 2019			250,000	314,095

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	249,799

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			195,000	202,800

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	57,750

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			210,000	214,725

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			440,000	599,247

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			110,000	115,252

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			130,000	145,219

Whiting Petroleum Corp. company guaranty notes 7s, 2014			385,000	393,663

Williams Cos., Inc. (The) notes 7 3/4s, 2031			14,000	16,351

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			39,000	47,079

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			85,000	85,850

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			325,000	333,125

				28,728,083
Financials (4.1%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes FRN 1.856s, 2014 (United Kingdom)			285,000	287,077

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			955,000	1,018,164

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			115,000	110,400

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			535,000	683,805

Aflac, Inc. sr. unsec. notes 6.9s, 2039			450,000	554,238

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			115,000	111,263

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			205,000	212,175

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	224,652

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	172,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			140,000	162,575

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	161,350

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	175,538

American Express Co. sr. unsec. notes 2.65s, 2022			293,000	270,532

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			464,000	566,080

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			901,000	1,012,958

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			640,000	664,819

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			386,000	457,140

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			505,000	494,269

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, 2049 (France)			370,000	359,825

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			450,000	429,110

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			440,000	489,005

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			240,000	270,587

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017			250,000	271,146

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			615,000	617,408

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,690

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			270,000	342,411

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			980,000	1,060,086

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			240,000	285,778

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			330,000	351,547

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			190,000	171,114

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			240,000	239,325

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, 2049 (France)			100,000	96,750

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			446,000	423,700

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			390,000	411,179

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	89,675

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	94,750

CIT Group, Inc. sr. unsec. notes 5s, 2022			210,000	208,425

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			170,000	174,038

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			155,000	159,263

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	329,400

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			210,000	216,825

Citigroup, Inc. sub. notes 5s, 2014			599,000	622,497

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			255,000	244,163

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			315,000	384,224

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			411,000	472,621

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			390,000	395,850

EPR Properties unsec. notes 5 1/4s, 2023(R)			435,000	422,742

GATX Financial Corp. notes 5.8s, 2016			120,000	132,235

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			975,000	1,010,344

General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN, 0.475s, 2016			600,000	593,995

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			805,000	965,215

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022			85,000	80,318

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			575,000	630,758

Genworth Financial, Inc. sr. unsec. unsub. notes 7.7s, 2020			590,000	675,897

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			990,000	1,171,116

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			164,000	167,540

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			205,000	223,990

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			425,000	392,809

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			430,000	407,409

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			340,000	371,650

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			700,000	703,850

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			879,000	971,778

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			385,000	391,256

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			45,000	46,913

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			585,000	614,250

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			65,000	66,950

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			245,000	243,163

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			439,000	445,585

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			85,000	78,200

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			145,000	150,438

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			185,000	207,200

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			1,073,000	1,212,490

JPMorgan Chase & Co. sr. notes 6s, 2018			1,282,000	1,462,970

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017			330,000	375,900

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			800,000	938,000

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			490,000	522,397

Macquarie Bank Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			200,000	207,364

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			1,470,000	1,691,857

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			300,000	357,272

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,255,000	1,340,700

Metropolitan Life Global Funding I 144A notes 3s, 2023			130,000	122,072

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	121,900

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			140,000	147,000

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			120,000	127,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			60,000	67,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	100,800

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			125,000	132,675

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			210,000	261,750

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			155,000	157,325

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			105,000	108,413

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			170,000	169,150

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			125,000	125,313

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			520,000	512,345

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			215,000	239,188

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			165,000	174,694

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			375,000	395,267

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			405,000	437,400

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			260,000	259,350

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	154,700

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			225,000	271,125

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			265,000	258,375

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			200,000	189,000

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			185,000	181,338

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)			170,000	124,100

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			214,155	243,066

Royal Bank of Scotland PLC (The) sr. unsec. sub. notes 4.7s, 2018 (United Kingdom)			695,000	674,442

Royal Bank of Scotland PLC (The) unsec. sub. notes 6.1s, 2023 (United Kingdom)			865,000	810,836

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			110,000	112,860

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			129,000	136,084

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	637,265

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			225,000	233,457

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			350,000	362,075

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			147,000	164,242

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			50,000	49,061

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			135,000	149,850

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			110,000	98,450

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)			490,000	455,821

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.273s, 2037			475,000	390,734

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			385,000	338,749

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			235,000	312,742

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			1,900,000	2,023,500

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	532,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,800,000	1,908,000

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			250,000	285,279

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	119,186

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			75,000	78,482

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			485,000	543,831

Westpac Capital Trust III 144A unsec. sub. FRN notes 5.819s, perpetual maturity			295,000	293,525

Willis Group North America, Inc. company guaranty notes 6.2s, 2017			70,000	77,955

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			422,000	452,595

				52,167,645
Health care (1.2%)

AbbVie, Inc. 144A company guaranty sr. unsec. notes 2.9s, 2022			500,000	466,748

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			125,000	125,000

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			286,000	349,807

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	737,915

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			225,000	225,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	514,788

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	229,513

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			280,000	288,575

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	312,700

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	359,714

Envision Healthcare Holdings, Inc. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$290,000	293,625

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			200,000	203,000

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			85,000	90,419

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			490,000	522,520

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	144,067

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$545,000	595,413

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			225,000	239,063

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			155,000	156,550

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			200,000	208,000

HCA, Inc. sr. notes 6 1/2s, 2020			800,000	866,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			70,000	77,350

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			400,000	415,500

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			165,000	166,547

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			110,000	111,925

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			105,000	109,725

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			260,000	287,300

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			480,000	514,800

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			135,000	139,219

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	228,375

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018			55,000	54,225

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			150,000	159,750

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			95,000	110,880

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			95,000	94,763

Service Corp. International/US sr. notes 7s, 2019			115,000	121,613

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			645,000	692,569

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			420,000	430,500

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	212,000

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			75,000	77,250

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			82,392	82,392

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	211,000

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			305,000	321,013

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 1/2s, 2021			60,000	55,950

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			195,000	178,913

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			295,000	306,830

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			170,000	183,600

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	698,983

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			60,000	57,396

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			550,000	473,015

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			545,000	506,766

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			40,000	40,800

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	107,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			40,000	39,500

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			40,000	41,400

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018 (Canada)			255,000	261,375

Actavis, Inc. sr. unsec. notes 4 5/8s, 2042			215,000	188,349

Actavis, Inc. sr. unsec. notes 3 1/4s, 2022			170,000	158,592

Actavis, Inc. sr. unsec. notes 1 7/8s, 2017			35,000	34,074

WellPoint, Inc. notes 7s, 2019			220,000	265,723

				15,146,004
Technology (0.8%)

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			200,000	151,500

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			260,000	230,837

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			135,000	102,263

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			445,000	401,613

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			73,000	73,913

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			110,000	111,513

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			825,000	870,941

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			210,000	215,250

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			120,000	120,750

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			290,000	306,675

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			555,000	566,100

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			200,000	205,500

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			170,000	169,575

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			175,000	157,500

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			178,000	195,800

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			29,000	31,465

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			305,000	328,638

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			235,000	242,957

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			160,000	177,326

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	361,643

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	279,221

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			850,000	759,990

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			130,000	140,888

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			110,000	124,575

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	112,875

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			625,000	650,000

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			173,000	159,160

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	96,124

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	617,309

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	239,659

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			485,000	446,824

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			340,000	355,093

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			555,000	533,376

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			145,000	145,725

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			210,000	222,600

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	293,563

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			79,000	89,352

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			130,000	144,115

				10,432,208
Transportation (0.3%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	350,200

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			261,000	281,228

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	254,737

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	172,804

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			685,000	657,955

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			335,685	390,234

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			95,000	88,159

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes 2.35s, 2020 (Mexico)			60,000	57,343

Kansas City Southern Railway 144A sr. unsec. notes 4.3s, 2043			110,000	98,853

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			365,000	403,325

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014			115,000	120,101

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			121,696	127,172

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			180,000	179,100

				3,181,211
Utilities and power (1.6%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			520,000	585,000

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			330,000	362,175

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			90,000	83,925

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			145,000	158,661

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			80,000	77,490

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			45,000	58,407

Beaver Valley Funding Corp. sr. bonds 9s, 2017			37,000	37,558

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			404,000	454,021

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			191,592	210,751

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			207,000	224,595

Calpine Corp. 144A sr. notes 7 1/4s, 2017			536,000	558,780

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			50,000	55,450

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			133,000	156,418

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			275,000	262,744

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			350,000	365,750

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	592,533

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			415,000	519

El Paso Corp. sr. unsec. notes 7s, 2017			700,000	761,011

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			215,000	228,422

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)			120,000	147,407

Electricite de France SA 144A sr. unsec. notes 6 1/2s, 2019 (France)			375,000	444,330

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,700,000	1,602,250

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			159,000	174,105

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			270,000	298,350

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			357,000	390,023

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			305,000	333,213

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			185,000	196,251

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			155,000	163,547

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			490,000	461,798

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			90,000	96,300

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			65,000	69,550

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			395,000	445,363

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			135,576	138,965

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			517,000	480,352

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			81,000	78,857

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			400,000	440,000

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	72,150

ITC Holdings Corp. 144A notes 5 7/8s, 2016			260,000	290,209

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	345,004

Kansas Gas and Electric Co. bonds 5.647s, 2021			55,283	57,754

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			410,000	488,125

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			200,000	221,872

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			152,000	172,439

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			400,000	496,058

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042			505,000	456,066

Nevada Power Co. mtge. notes 7 1/8s, 2019			265,000	328,196

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			165,000	186,213

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	784,613

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			450,000	414,888

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			155,000	181,602

Oncore Electric Delivery Co., LLC 144A sr. notes 4.55s, 2041			170,000	161,243

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			255,000	297,311

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			456,000	508,562

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			655,000	663,773

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			20,000	18,949

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			185,000	205,191

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	185,521

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			629,000	651,015

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	152,675

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			195,000	176,475

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	10,906

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			185,000	48,563

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			130,000	97,175

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			180,000	187,711

Union Electric Co. sr. notes 6.4s, 2017			320,000	375,176

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			75,000	85,854

				19,516,160

Total corporate bonds and notes (cost $227,783,432)				$236,790,493

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, July 1, 2043			$17,000,000	$16,824,688

				16,824,688
U.S. Government Agency Mortgage Obligations (16.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, July 1, 2028			25,000,000	25,968,750

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, August 1, 2043			38,000,000	41,333,907
6s, TBA, July 1, 2043			41,000,000	44,600,313
4s, TBA, July 1, 2043			62,000,000	64,610,783
3 1/2s, May 1, 2043			995,966	1,001,880
3 1/2s, TBA, July 1, 2043			2,000,000	2,031,250
3 1/2s, TBA, July 1, 2028			25,000,000	26,050,780
3s, TBA, July 1, 2043			4,000,000	3,911,250

				209,508,913

Total U.S. government and agency mortgage obligations (cost $227,770,006)				$226,333,601

MORTGAGE-BACKED SECURITIES (3.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.6%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.019s, 2037			$258,621	$380,281
IFB Ser. 2979, Class AS, 23.568s, 2034			30,907	40,771
IFB Ser. 3072, Class SM, 23.091s, 2035			136,553	199,280
IFB Ser. 3072, Class SB, 22.944s, 2035			139,933	203,358
IFB Ser. 3249, Class PS, 21.64s, 2036			185,340	262,242
IFB Ser. 2990, Class LB, 16.454s, 2034			303,415	400,693
IFB Ser. 3708, Class SQ, IO, 6.358s, 2040			954,653	159,828
IFB Ser. 3934, Class SA, IO, 6.208s, 2041			2,690,011	515,406
IFB Ser. 4105, Class LS, IO, 5.958s, 2041			802,396	155,472
IFB Ser. 3964, Class SA, IO, 5.808s, 2041			1,694,490	232,992
Ser. 3747, Class HI, IO, 4 1/2s, 2037			86,871	9,247
Ser. 308, Class S1, 4s, 2043(FWC)			1,090,000	246,602
Ser. 3751, Class MI, IO, 4s, 2034			906,987	14,131
Ser. 3391, PO, zero %, 2037			25,284	21,453
Ser. 3206, Class EO, PO, zero %, 2036			16,760	15,030
FRB Ser. 3117, Class AF, zero %, 2036			12,054	10,668
FRB Ser. 3326, Class WF, zero %, 2035			9,362	9,081
FRB Ser. 3036, Class AS, zero %, 2035			11,774	10,058

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.742s, 2036			121,354	232,217
IFB Ser. 05-45, Class DA, 23.712s, 2035			584,266	898,271
IFB Ser. 07-53, Class SP, 23.492s, 2037			207,103	304,468
IFB Ser. 05-75, Class GS, 19.671s, 2035			137,399	188,424
IFB Ser. 05-106, Class JC, 19.526s, 2035			98,833	148,997
IFB Ser. 05-83, Class QP, 16.892s, 2034			56,571	74,677
IFB Ser. 404, Class S13, IO, 6.207s, 2040			1,335,477	223,492
Ser. 07-14, Class KO, PO, zero %, 2037			86,312	75,399
Ser. 06-125, Class OX, PO, zero %, 2037			9,798	8,958
Ser. 06-84, Class OT, PO, zero %, 2036			10,511	9,496
Ser. 06-46, Class OC, PO, zero %, 2036			19,818	17,616

Government National Mortgage Association
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040			2,093,688	324,522
IFB Ser. 10-120, Class SB, IO, 6.008s, 2035			134,752	12,498
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040			54,229	8,916
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			90,068	15,429
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			2,658,311	379,181
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,627,906	179,068
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			3,728,577	336,131
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			3,407,953	486,758
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			5,481,985	795,655
Ser. 06-36, Class OD, PO, zero %, 2036			10,106	9,466

				7,616,232
Commercial mortgage-backed securities (1.9%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.857s, 2049			926,000	929,704
Ser. 07-2, Class A2, 5.634s, 2049			66,021	67,012
Ser. 06-5, Class A3, 5.39s, 2047			376,000	388,161
Ser. 05-4, Class B, 5.118s, 2045			371,000	363,580
Ser. 05-3, Class A3A, 4.621s, 2043			365,000	368,650
Ser. 07-1, Class XW, IO, 0.485s, 2049			7,648,507	68,485

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 1.033s, 2042			5,722,798	46,349
Ser. 04-5, Class XC, IO, 0.868s, 2041			5,803,317	46,136
Ser. 07-5, Class XW, IO, 0.532s, 2051			17,516,599	192,227
Ser. 02-PB2, Class XC, IO, 0.512s, 2035			1,011,710	322

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.151s, 2042(F)			305,000	339,196
FRB Ser. 07-PW17, Class AJ, 6.083s, 2050			267,000	253,650
Ser. 04-PR3I, Class X1, IO, 1.074s, 2041			1,729,034	12,898

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.268s, 2038			9,764,334	169,899

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.193s, 2049			68,699,254	1,009,879

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.558s, 2049			8,020,802	96,651
Ser. 07-CD4, Class XC, IO, 0.219s, 2049			45,333,857	346,351
Ser. 07-CD5, Class XS, IO, 0.065s, 2044			2,608,004	11,370

Comm Mortgage Trust 144A FRB Ser. 13-LC6, Class D, 4.434s, 2046			348,000	289,939

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049(F)			548,000	596,964
FRB Ser. 05-LP5, Class D, 5.262s, 2043			735,000	756,503

Commercial Mortgage Trust 144A
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049(F)			460,000	400,209
Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.201s, 2046			36,552,449	458,572

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.954s, 2039			340,789	342,013

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.229s, 2049			42,146,838	158,051

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			303,785	334,164
Ser. 03-C3, Class AX, IO, 1.56s, 2038			701,860	80
Ser. 02-CP3, Class AX, IO, 1.472s, 2035			518,483	3,101

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.073s, 2020			741,082	14,822

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033			147,714	21

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.943s, 2032			56,432	29,909

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.29s, 2045			158,383,703	522,557
Ser. 07-C1, Class XC, IO, 0.17s, 2049			56,486,998	309,040

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			594,000	603,837

GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1, Class X1, IO, 0.779s, 2043			9,401,532	89,832

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042(F)			301,000	311,278

GS Mortgage Securities Corp. II 144A Ser. 06-GG6, Class XC, IO, 0.226s, 2038			23,790,993	35,877

GS Mortgage Securities Trust Ser. 06-GG6, Class A2, 5.506s, 2038			170,759	174,387

GS Mortgage Securities Trust 144A Ser. 98-C1, Class F, 6s, 2030			44,268	44,268

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051(F)			1,127,000	1,164,699
FRB Ser. 07-LD12, Class A3, 6 1/8s, 2051			741,000	770,095
FRB Ser. 04-CB9, Class B, 5.836s, 2041			329,000	336,962
FRB Ser. 05-LDP2, Class B, 4.882s, 2042(F)			326,000	336,049
FRB Ser. 13-C10, Class D, 4.3s, 2047			432,000	346,100
Ser. 06-LDP8, Class X, IO, 0.729s, 2045			12,473,992	187,821
Ser. 07-LDPX, Class X, IO, 0.469s, 2049			29,360,112	258,428

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051			298,000	274,607
FRB Ser. 12-C8, Class D, 4.825s, 2045			528,000	471,395
FRB Ser. 12-LC9, Class E, 4.575s, 2047			110,000	90,822
FRB Ser. 12_LC9, Class D, 4.575s, 2047			350,000	304,148
Ser. 05-CB12, Class X1, IO, 0.49s, 2037			7,439,862	56,260
Ser. 06-LDP6, Class X1, IO, 0 1/4s, 2043			19,055,731	67,400

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			80,781	80,781
Ser. 99-C1, Class G, 6.41s, 2031			159,961	161,561
Ser. 98-C4, Class G, 5.6s, 2035			74,075	75,327
Ser. 98-C4, Class H, 5.6s, 2035			223,000	237,366

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.32s, 2041(F)			486,000	576,196
Ser. 06-C7, Class A2, 5.3s, 2038			452,867	471,929
Ser. 04-C6, Class E, 5.177s, 2036(F)			331,000	342,576
Ser. 07-C2, Class XW, IO, 0.692s, 2040			3,681,816	60,621

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.847s, 2038			7,385,841	149,054
Ser. 05-C2, Class XCL, IO, 0 1/2s, 2040			17,491,985	69,950
Ser. 05-C7, Class XCL, IO, 0.368s, 2040			23,349,522	105,213
Ser. 06-C7, Class XCL, IO, 0.337s, 2038			13,892,968	251,880

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.388s, 2028			10,913	1

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.038s, 2050			254,000	264,699

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.111s, 2039			6,309,245	50,247
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043			10,545,436	106,203

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049(F)			416,000	407,586

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.506s, 2045			1,621,328	121,600
Ser. 05-C3, Class X, IO, 6.315s, 2044			512,050	29,033
Ser. 07-C5, Class X, IO, 5.896s, 2049			431,662	10,792

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.918s, 2041			66,600	66,855
FRB Ser. 07-HQ12, Class A2, 5.763s, 2049			590,270	594,402
FRB Ser. 07-HQ12, Class A2FX, 5.763s, 2049(F)			268,304	277,011
Ser. 07-IQ14, Class A2, 5.61s, 2049			173,411	176,087
Ser. 07-HQ11, Class C, 5.558s, 2044(F)			352,000	322,457
Ser. 04-T13, Class A4, 4.66s, 2045			286,904	290,493

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.391s, 2043			561,714	577,543

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.901s, 2046			3,001,488	312,575

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			404,657	60,699

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049(F)			326,000	348,252
Ser. 12-C4, Class XA, IO, 1.89s, 2045			2,518,062	302,167

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 6.166s, 2046			493,000	468,202
Ser. 06-C29, IO, 0.528s, 2048			62,764,378	789,576
Ser. 07-C34, IO, 0.502s, 2046			9,341,389	113,031

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.495s, 2042			16,314,171	86,465
Ser. 06-C26, Class XC, IO, 0.105s, 2045			11,538,900	25,155

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036(F)			46,000	40,479

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 12-C6, Class D, 5.748s, 2045			499,000	468,436

				23,743,230
Residential mortgage-backed securities (non-agency) (1.0%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 2.704s, 2036			3,254,940	2,636,501

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.674s, 2035			170,000	139,400

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 12.607s, 2037			280,416	165,445
Ser. 12-RR11, Class 9A2, 4s, 2037			112,488	112,206
Ser. 12-RR11, Class 3A2, 4s, 2036			320,962	320,160
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			263,854	263,194
Ser. 12-RR11, Class 11A2, 2.6s, 2036			1,649,933	1,014,709
Ser. 09-RR7, Class 1A7, IO, 1.779s, 2046			11,789,176	394,201
Ser. 09-RR7, Class 2A7, IO, 1.604s, 2047			12,868,193	522,449

Countrywide Home Loans FRB Ser. 07-HY3, Class 4A1, 5.452s, 2047			488,494	433,539

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR13, Class 2A, 2.47s, 2046			798,814	675,773
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045			7,961,392	410,808
FRB Ser. 06-AR1, Class 2A1B, 1.238s, 2046			1,834,968	1,518,436
FRB Ser. 05-AR13, Class A1C3, 0.683s, 2045			691,027	539,001
FRB Ser. 05-AR17, Class A1C3, 0.673s, 2045(F)			1,097,365	603,620
FRB Ser. 05-AR9, Class A1C3, 0.673s, 2045			769,172	661,487
FRB Ser. 05-AR15, Class A1B3, 0.533s, 2045			1,013,907	861,821

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-OA3, Class 2A, 0.919s, 2047			1,524,583	846,144

Wells Fargo Mortgage Backed Securities Trust
Ser. 08-1, Class 4A1, 5 3/4s, 2038			694,018	706,163
Ser. 07-12, Class A6, 5 1/2s, 2037			469,219	480,950

				13,306,007

Total mortgage-backed securities (cost $41,232,262)				$44,665,469

INVESTMENT COMPANIES (0.9%)(a)
			Shares	Value

Ares Capital Corp.			984	$16,925

SPDR S&P 500 ETF Trust			70,116	11,219,261

Total investment Companies (cost $9,257,691)				$11,236,186

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.9%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$191,450	$103,383

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			115,000	87,688

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			880,000	897,600

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,721,000	2,357,747

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,921,335	1,037,521

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			570,000	607,460

Brazil (Federal republic of) unsec. notes 10s, 2021 (Brazil)		BRL	5,212	2,340,793

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			$200,000	208,640

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			475,000	451,250

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			560,000	484,154

Poland (Government of) sr. unsec. bonds 5s, 2022 (Poland)			980,000	1,053,500

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	204,274

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			104,300	122,161

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			790,000	754,450

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)			175,000	161,000

Total foreign government and agency bonds and notes (cost $11,816,815)				$10,871,621

SENIOR LOANS (0.3%)(a)(c)
			Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			$37,522	$37,522

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018			964,049	850,292

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			332,227	330,981

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			185,814	185,183

First Data Corp. bank term loan FRN 4.193s, 2018			647,458	630,328

First Data Corp. bank term loan FRN 4.193s, 2017			68,903	67,404

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			147,316	141,739

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			195,000	194,086

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			172,817	172,769

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			86,829	86,857

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.72s, 2017			933,336	651,702

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			48,404	48,041

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020			68,995	68,305

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018			59,002	58,914

Total senior loans (cost $3,706,337)				$3,524,123

COMMODITY LINKED NOTES (0.1%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)			$1,055,000	$748,206

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			1,055,000	749,644

Total commodity Linked Notes (cost $2,110,000)				$1,497,850

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			554	$526,560

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			8,920	232,366

M/I Homes, Inc. $2.438 pfd.			4,818	122,859

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			495	381,698

Total preferred stocks (cost $1,027,900)				$1,263,483

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			7,508	$172,567

General Motors Co. Ser. B, $2.375 cv. pfd.			5,621	271,565

United Technologies Corp. $3.75 cv. pfd.			2,600	154,336

Total convertible preferred stocks (cost $548,277)				$598,468

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$105,000	$109,484
4.071s, 1/1/14			315,000	319,807

Total municipal bonds and notes (cost $420,000)				$429,291

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$148,281

Total convertible bonds and notes (cost $137,058)				$148,281

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$2,960

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	50,760	—

Total warrants (cost $10,263)				$2,960

SHORT-TERM INVESTMENTS (34.7%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.06%(AFF)			143,757,002	$143,757,002

Putnam Short Term Investment Fund 0.03%(AFF)			210,696,556	210,696,556

Putnam Cash Collateral Pool, LLC 0.15%(d)			12,549,323	12,549,323

SSgA Prime Money Market Fund 0.03%(P)			6,380,000	6,380,000

Interest in $273,658,000 joint tri-party repurchase agreement dated 6/28/13 with RBC Capital Markets, LLC due 7/1/13 - maturity value of $11,600,126 for an effective yield of 0.13% (collateralized by a mortgage backed security with a coupon rate of 4.00% and a due date of 5/20/42, valued at $279,134,184)			$11,600,000	11,600,000

Straight-A Funding, LLC 144A commercial paper with effective yields ranging from 0.07% to 0.08%, July 3, 2013			6,000,000	5,999,973

U.S. Treasury Bills with an effective yield of 0.15%, November 14, 2013(SEG)(SEGSF)(SEGCCS)			25,000,000	24,993,850

U.S. Treasury Bills with effective yields ranging from 0.16% to 0.17%, October 17, 2013(SEG)			21,376,000	21,372,623

Total short-term investments (cost $437,334,067)				$437,349,327

TOTAL INVESTMENTS

Total investments (cost $1,473,923,359)(b)				$1,587,058,744

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $415,990,225) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/18/13	$31,924	$32,188	$(264)
	British Pound	Sell	9/18/13	31,924	31,915	(9)
	Canadian Dollar	Buy	7/17/13	2,818,532	2,894,112	(75,580)
	Canadian Dollar	Sell	7/17/13	2,818,532	2,899,350	80,818
	Chilean Peso	Buy	7/17/13	1,599,789	1,694,069	(94,280)
	Chilean Peso	Sell	7/17/13	1,599,789	1,630,519	30,730
	Euro	Buy	9/18/13	251,304	252,719	(1,415)
	Euro	Sell	9/18/13	251,304	251,043	(261)
	Japanese Yen	Buy	8/22/13	2,645,811	2,648,389	(2,578)
	Japanese Yen	Sell	8/22/13	2,645,811	2,671,050	25,239
	Peruvian New Sol	Buy	7/17/13	1,965,924	2,114,041	(148,117)
	Peruvian New Sol	Sell	7/17/13	1,965,924	2,062,751	96,827
	Singapore Dollar	Sell	8/22/13	1,839,925	1,849,165	9,240
	South Korean Won	Buy	8/22/13	1,209,846	1,225,278	(15,432)
	South Korean Won	Sell	8/22/13	1,209,846	1,212,438	2,592
	Swedish Krona	Buy	9/18/13	575,967	588,574	(12,607)
	Swedish Krona	Sell	9/18/13	575,967	599,733	23,766
Barclays Bank PLC
	Australian Dollar	Sell	7/17/13	3,264,726	3,395,000	130,274
	Brazilian Real	Buy	7/17/13	3,754,712	4,026,967	(272,255)
	Brazilian Real	Sell	7/17/13	3,754,712	3,898,577	143,865
	British Pound	Sell	9/18/13	823,631	837,154	13,523
	Canadian Dollar	Sell	7/17/13	714,875	704,859	(10,016)
	Chilean Peso	Buy	7/17/13	2,403,457	2,546,722	(143,265)
	Chilean Peso	Sell	7/17/13	2,403,457	2,462,740	59,283
	Euro	Buy	9/18/13	6,968,148	6,967,141	1,007
	Hong Kong Dollar	Buy	8/22/13	1,342,328	1,341,859	469
	Indonesian Rupiah	Sell	8/22/13	401,687	357,368	(44,319)
	Japanese Yen	Buy	8/22/13	3,847,758	3,844,202	3,556
	Malaysian Ringgit	Buy	8/22/13	1,904,455	2,010,111	(105,656)
	Malaysian Ringgit	Sell	8/22/13	1,904,455	1,952,106	47,651
	Mexican Peso	Buy	7/17/13	2,717,247	2,835,809	(118,562)
	Mexican Peso	Sell	7/17/13	2,717,247	2,750,492	33,245
	New Taiwan Dollar	Buy	8/22/13	416,133	422,006	(5,873)
	New Taiwan Dollar	Sell	8/22/13	416,133	418,827	2,694
	Norwegian Krone	Buy	9/18/13	1,333,998	1,333,805	193
	Norwegian Krone	Sell	9/18/13	1,284,992	1,357,252	72,260
	Polish Zloty	Buy	9/18/13	1,207,144	1,244,822	(37,678)
	Polish Zloty	Sell	9/18/13	1,207,144	1,238,879	31,735
	Singapore Dollar	Sell	8/22/13	1,765,835	1,735,380	(30,455)
	Swedish Krona	Buy	9/18/13	227,382	267,109	(39,727)
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	613,169	1,057,558	(444,389)
	Brazilian Real	Buy	7/17/13	5,545,018	6,030,096	(485,078)
	Brazilian Real	Sell	7/17/13	5,545,018	5,919,150	374,132
	British Pound	Sell	9/18/13	1,399,777	1,411,476	11,699
	Canadian Dollar	Buy	7/17/13	5,301,916	5,483,705	(181,789)
	Canadian Dollar	Sell	7/17/13	5,301,916	5,452,766	150,850
	Danish Krone	Buy	9/18/13	875,269	879,482	(4,213)
	Euro	Buy	9/18/13	2,735,306	2,754,441	(19,135)
	Japanese Yen	Buy	8/22/13	3,953,220	3,922,906	30,314
	Japanese Yen	Sell	8/22/13	3,953,220	4,050,201	96,981
	Mexican Peso	Buy	7/17/13	817,133	831,991	(14,858)
	Mexican Peso	Sell	7/17/13	817,133	819,296	2,163
	South African Rand	Buy	7/17/13	1,171,616	1,227,439	(55,823)
	South African Rand	Sell	7/17/13	1,171,616	1,239,112	67,496
	Swedish Krona	Buy	9/18/13	679,275	694,415	(15,140)
	Swedish Krona	Sell	9/18/13	679,275	673,115	(6,160)
	Swiss Franc	Sell	9/18/13	2,667,789	2,665,828	(1,961)
	Thai Baht	Buy	8/22/13	1,235,652	1,301,746	(66,094)
	Thai Baht	Sell	8/22/13	1,235,652	1,267,848	32,196
	Turkish Lira	Sell	9/18/13	397,699	402,718	5,019
Credit Suisse International
	Australian Dollar	Sell	7/17/13	9,100,891	10,125,366	1,024,475
	Brazilian Real	Buy	7/17/13	1,806,832	1,962,033	(155,201)
	Brazilian Real	Sell	7/17/13	1,806,832	1,878,226	71,394
	British Pound	Sell	9/18/13	2,861,729	2,871,583	9,854
	Canadian Dollar	Sell	7/17/13	532,758	511,372	(21,386)
	Chilean Peso	Buy	7/17/13	2,002,580	2,117,433	(114,853)
	Chilean Peso	Sell	7/17/13	2,002,580	2,049,926	47,346
	Chinese Yuan	Buy	8/22/13	1,649,533	1,638,257	11,276
	Chinese Yuan	Sell	8/22/13	1,649,533	1,641,644	(7,889)
	Czech Koruna	Sell	9/18/13	785,034	799,903	14,869
	Euro	Buy	9/18/13	11,186,017	11,252,638	(66,621)
	Indonesian Rupiah	Buy	8/22/13	411,903	418,264	(6,361)
	Indonesian Rupiah	Sell	8/22/13	411,903	412,326	423
	Japanese Yen	Sell	8/22/13	3,468,951	3,638,871	169,920
	Mexican Peso	Buy	7/17/13	763,275	841,325	(78,050)
	New Taiwan Dollar	Buy	8/22/13	416,133	419,649	(3,516)
	New Taiwan Dollar	Sell	8/22/13	416,133	418,827	2,694
	New Zealand Dollar	Sell	7/17/13	1,109,000	1,191,608	82,608
	Norwegian Krone	Sell	9/18/13	552,480	509,724	(42,756)
	Philippine Peso	Buy	8/22/13	805,867	844,217	(38,350)
	Philippine Peso	Sell	8/22/13	805,867	823,290	17,423
	Polish Zloty	Buy	9/18/13	1,207,114	1,244,926	(37,812)
	Polish Zloty	Sell	9/18/13	1,207,114	1,237,685	30,571
	South African Rand	Buy	7/17/13	1,667,263	1,717,954	(50,691)
	South African Rand	Sell	7/17/13	1,667,263	1,733,778	66,515
	Swedish Krona	Buy	9/18/13	1,313,625	1,331,573	(17,948)
	Swedish Krona	Sell	9/18/13	1,313,625	1,368,164	54,539
	Swiss Franc	Sell	9/18/13	1,610,039	1,604,887	(5,152)
	Turkish Lira	Sell	9/18/13	397,699	402,948	5,249
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	6,782,230	7,813,830	(1,031,600)
	Brazilian Real	Buy	7/17/13	1,169,121	1,283,945	(114,824)
	Brazilian Real	Sell	7/17/13	1,169,121	1,215,155	46,034
	British Pound	Sell	9/18/13	1,333,953	1,345,392	11,439
	Canadian Dollar	Sell	7/17/13	807,263	859,452	52,189
	Euro	Buy	9/18/13	1,437,640	1,436,158	1,482
	Euro	Sell	9/18/13	1,437,640	1,446,150	8,510
	Japanese Yen	Buy	8/22/13	3,598,461	3,560,323	38,138
	Japanese Yen	Sell	8/22/13	3,593,327	3,653,842	60,515
	Mexican Peso	Buy	7/17/13	1,535,035	1,611,251	(76,216)
	Mexican Peso	Sell	7/17/13	1,535,035	1,555,601	20,566
	Norwegian Krone	Buy	9/18/13	339,644	354,365	(14,721)
	Polish Zloty	Buy	9/18/13	521,203	529,308	(8,105)
	Polish Zloty	Sell	9/18/13	521,203	531,102	9,899
	Swedish Krona	Buy	9/18/13	1,354,413	1,342,254	12,159
	Swedish Krona	Sell	9/18/13	1,354,413	1,384,423	30,010
	Swiss Franc	Buy	9/18/13	945,555	942,798	2,757
	Swiss Franc	Sell	9/18/13	945,555	944,844	(711)
Goldman Sachs International
	Australian Dollar	Buy	7/17/13	1,807,535	2,043,498	(235,963)
	British Pound	Buy	9/18/13	39,829	39,817	12
	British Pound	Sell	9/18/13	39,829	40,175	346
	Canadian Dollar	Buy	7/17/13	5,306,573	5,452,816	(146,243)
	Canadian Dollar	Sell	7/17/13	5,325,203	5,446,808	121,605
	Euro	Buy	9/18/13	1,541,678	1,553,817	(12,139)
	Euro	Sell	9/18/13	1,541,678	1,551,265	9,587
	Japanese Yen	Buy	8/22/13	1,631,466	1,560,627	70,839
	Norwegian Krone	Buy	9/18/13	949,486	990,461	(40,975)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	3,065,117	3,369,773	(304,656)
	Australian Dollar	Sell	7/17/13	3,065,117	3,187,046	121,929
	British Pound	Sell	9/18/13	223,314	234,808	11,494
	Canadian Dollar	Sell	7/17/13	1,406,652	1,417,611	10,959
	Euro	Sell	9/18/13	2,771,895	2,760,392	(11,503)
	Indian Rupee	Buy	8/22/13	778,250	855,228	(76,978)
	Indian Rupee	Sell	8/22/13	778,250	816,041	37,791
	Indonesian Rupiah	Sell	8/22/13	401,687	383,451	(18,236)
	Japanese Yen	Buy	8/22/13	131,029	47,172	83,857
	Norwegian Krone	Buy	9/18/13	1,340,188	1,325,578	14,610
	Philippine Peso	Buy	8/22/13	737,501	776,488	(38,987)
	Philippine Peso	Sell	8/22/13	737,501	747,548	10,047
	Polish Zloty	Buy	9/18/13	399,146	414,624	(15,478)
	Polish Zloty	Sell	9/18/13	399,146	410,536	11,390
	South African Rand	Buy	7/17/13	1,171,616	1,226,960	(55,344)
	South African Rand	Sell	7/17/13	1,171,616	1,238,592	66,976
	Swedish Krona	Buy	9/18/13	1,306,420	1,359,180	(52,760)
	Swedish Krona	Sell	9/18/13	1,306,420	1,294,558	(11,862)
	Thai Baht	Buy	8/22/13	403,544	425,216	(21,672)
	Thai Baht	Sell	8/22/13	403,544	409,967	6,423
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	702,606	1,045,537	(342,931)
	Brazilian Real	Buy	7/17/13	3,177,744	3,409,532	(231,788)
	Brazilian Real	Sell	7/17/13	3,177,744	3,331,772	154,028
	British Pound	Buy	9/18/13	5,665,236	5,714,082	(48,846)
	Canadian Dollar	Sell	7/17/13	1,855,765	1,876,855	21,090
	Chilean Peso	Buy	7/17/13	1,821,845	1,917,248	(95,403)
	Chilean Peso	Sell	7/17/13	1,821,845	1,842,154	20,309
	Chinese Yuan	Buy	8/22/13	981,296	973,913	7,383
	Chinese Yuan	Sell	8/22/13	981,296	976,484	(4,812)
	Czech Koruna	Sell	9/18/13	785,039	798,584	13,545
	Euro	Sell	9/18/13	8,500,190	8,530,337	30,147
	Japanese Yen	Buy	8/22/13	2,616,550	2,577,672	38,878
	Malaysian Ringgit	Buy	8/22/13	1,406,173	1,453,955	(47,782)
	Malaysian Ringgit	Sell	8/22/13	1,406,173	1,442,624	36,451
	Mexican Peso	Buy	7/17/13	2,739,321	2,874,395	(135,074)
	Mexican Peso	Sell	7/17/13	2,739,321	2,805,754	66,433
	New Taiwan Dollar	Buy	8/22/13	416,133	423,750	(7,617)
	New Taiwan Dollar	Sell	8/22/13	416,133	419,109	2,976
	Norwegian Krone	Buy	9/18/13	672,704	645,682	27,022
	Polish Zloty	Buy	9/18/13	408,851	414,877	(6,026)
	Polish Zloty	Sell	9/18/13	408,851	416,883	8,032
	Russian Ruble	Buy	9/18/13	401,978	407,827	(5,849)
	Russian Ruble	Sell	9/18/13	401,978	402,526	548
	Singapore Dollar	Sell	8/22/13	3,057,073	3,052,797	(4,276)
	South African Rand	Buy	7/17/13	412,268	409,054	3,214
	South African Rand	Sell	7/17/13	412,268	407,591	(4,677)
	South Korean Won	Buy	8/22/13	1,219,858	1,234,904	(15,046)
	South Korean Won	Sell	8/22/13	1,219,858	1,223,169	3,311
	Swedish Krona	Buy	9/18/13	575,967	598,337	(22,370)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	2,640,868	2,726,674	(85,806)
	Australian Dollar	Sell	7/17/13	2,640,868	2,705,926	65,058
	Brazilian Real	Buy	7/17/13	2,444,587	2,608,727	(164,140)
	Brazilian Real	Sell	7/17/13	2,444,587	2,522,616	78,029
	British Pound	Sell	9/18/13	1,279,988	1,295,880	15,892
	Canadian Dollar	Sell	7/17/13	194,663	149,689	(44,974)
	Chilean Peso	Buy	7/17/13	1,813,218	1,915,479	(102,261)
	Chilean Peso	Sell	7/17/13	1,813,218	1,833,335	20,117
	Colombian Peso	Buy	7/17/13	1,633,483	1,705,216	(71,733)
	Colombian Peso	Sell	7/17/13	1,633,483	1,659,174	25,691
	Czech Koruna	Sell	9/18/13	785,039	798,747	13,708
	Euro	Buy	9/18/13	69,271	82,384	(13,113)
	Japanese Yen	Buy	8/22/13	4,889,409	4,871,691	17,718
	Japanese Yen	Sell	8/22/13	4,889,409	4,929,450	40,041
	Mexican Peso	Buy	7/17/13	763,275	831,603	(68,328)
	Norwegian Krone	Buy	9/18/13	656,599	684,950	(28,351)
	Polish Zloty	Buy	9/18/13	407,204	415,457	(8,253)
	Polish Zloty	Sell	9/18/13	407,204	413,336	6,132
	Singapore Dollar	Sell	8/22/13	3,253,461	3,251,331	(2,130)
	South Korean Won	Buy	8/22/13	808,174	807,116	1,058
	South Korean Won	Sell	8/22/13	808,174	796,349	(11,825)
	Swedish Krona	Buy	9/18/13	36,575	74,955	(38,380)
	Swiss Franc	Buy	9/18/13	945,661	942,705	2,956
	Swiss Franc	Sell	9/18/13	945,661	945,030	(631)
UBS AG
	Australian Dollar	Buy	7/17/13	1,481,492	2,176,545	(695,053)
	British Pound	Buy	9/18/13	605,638	605,476	162
	British Pound	Sell	9/18/13	605,638	610,779	5,141
	Canadian Dollar	Sell	7/17/13	771,144	809,259	38,115
	Chilean Peso	Buy	7/17/13	1,602,022	1,690,319	(88,297)
	Chilean Peso	Sell	7/17/13	1,602,022	1,634,100	32,078
	Euro	Buy	9/18/13	13,852,963	13,936,003	(83,040)
	Japanese Yen	Sell	8/22/13	3,593,334	3,717,654	124,320
	Mexican Peso	Buy	7/17/13	2,300,191	2,413,414	(113,223)
	Mexican Peso	Sell	7/17/13	2,300,191	2,344,853	44,662
	New Taiwan Dollar	Buy	8/22/13	320,962	327,051	(6,089)
	New Taiwan Dollar	Sell	8/22/13	320,962	323,421	2,459
	Norwegian Krone	Buy	9/18/13	942,820	987,532	(44,712)
	Philippine Peso	Buy	8/22/13	808,282	840,134	(31,852)
	Philippine Peso	Sell	8/22/13	808,282	826,902	18,620
	Polish Zloty	Buy	9/18/13	798,293	829,247	(30,954)
	Polish Zloty	Sell	9/18/13	798,293	821,937	23,644
	Russian Ruble	Buy	9/18/13	396,328	402,233	(5,905)
	Russian Ruble	Sell	9/18/13	396,328	396,848	520
	Singapore Dollar	Sell	8/22/13	2,074,186	2,064,626	(9,560)
	Swedish Krona	Buy	9/18/13	1,536,557	1,522,750	13,807
	Swedish Krona	Sell	9/18/13	1,536,557	1,577,667	41,110
	Swiss Franc	Buy	9/18/13	892,794	891,086	1,708
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	3,881,185	4,190,087	(308,902)
	Australian Dollar	Sell	7/17/13	3,881,184	4,079,866	198,682
	British Pound	Buy	9/18/13	50,014	50,428	(414)
	British Pound	Sell	9/18/13	50,014	49,999	(15)
	Canadian Dollar	Sell	7/17/13	682,368	665,759	(16,609)
	Euro	Sell	9/18/13	13,106,603	13,180,159	73,556
	Japanese Yen	Buy	8/22/13	3,874,572	3,804,226	70,346
	Japanese Yen	Sell	8/22/13	3,874,572	3,955,815	81,243
	Mexican Peso	Buy	7/17/13	1,339,016	1,416,424	(77,408)
	Mexican Peso	Sell	7/17/13	1,339,011	1,361,949	22,938

Total						$(2,939,589)

FUTURES CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	354	$11,971,166	Sep-13	$489,583
FTSE 100 Index (Short)	100	9,371,331	Sep-13	178,607
MSCI EAFE Index Mini (Short)	70	5,738,950	Sep-13	2,890
NASDAQ 100 Index E-Mini (Short)	196	11,372,900	Sep-13	53,116
OMXS 30 Index (Short)	129	2,212,646	Jul-13	86,563
Russell 2000 Index Mini (Short)	197	19,201,590	Sep-13	(50,504)
S&P 500 Index (Long)	23	9,195,975	Sep-13	(26,824)
S&P 500 Index E-Mini (Long)	2,099	167,846,535	Sep-13	(347,971)
S&P 500 Index E-Mini (Short)	244	19,511,460	Sep-13	56,242
S&P Mid Cap 400 Index E-Mini (Long)	319	36,937,010	Sep-13	213,032
SGX MSCI Singapore Index (Short)	15	836,450	Jul-13	(24,923)
SPI 200 Index (Long)	252	27,477,379	Sep-13	56,580
SPI 200 Index (Short)	20	2,180,744	Sep-13	(4,655)
Tokyo Price Index (Short)	62	7,070,175	Sep-13	(107,178)
U.S. Treasury Bond 30 yr (Long)	168	22,821,750	Sep-13	(735,319)
U.S. Treasury Bond Ultra 30 yr (Long)	54	7,954,875	Sep-13	(288,400)
U.S. Treasury Bond 30 yr (Short)	1	135,844	Sep-13	4,373
U.S. Treasury Note 2 yr (Long)	192	42,240,000	Sep-13	(53,490)
U.S. Treasury Note 2 yr (Short)	151	33,220,000	Sep-13	42,182
U.S. Treasury Note 5 yr (Long)	457	55,318,422	Sep-13	(653,954)
U.S. Treasury Note 5 yr (Short)	11	1,331,516	Sep-13	15,362
U.S. Treasury Note 10 yr (Long)	168	21,262,500	Sep-13	(451,819)
U.S. Treasury Note 10 yr (Short)	57	7,214,063	Sep-13	178,345

Total				$(1,368,162)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/13 (proceeds receivable $82,192,265) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3 1/2s, July 1, 2028	$25,000,000	7/18/13	$25,968,750
Federal National Mortgage Association, 6s, August 1, 2043	3,000,000	8/12/13	3,262,500
Federal National Mortgage Association, 6s, July 1, 2043	41,000,000	7/15/13	44,600,313
Federal National Mortgage Association, 4s, July 1, 2043	4,000,000	7/15/13	4,166,250
Federal National Mortgage Association, 3 1/2s, July 1, 2028	1,000,000	7/18/13	1,042,539
Federal National Mortgage Association, 3s, July 1, 2043	3,000,000	7/15/13	2,933,436

Total			$81,973,788

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$9,569,000	(E)	$1,147	9/18/23	2.20%	3 month USD-LIBOR-BBA	$508,591
		65,069,000	(E)	4,740	9/18/15	0.45%	3 month USD-LIBOR-BBA	190,187
		17,649,000	(E)	12,305	9/18/18	1.15%	3 month USD-LIBOR-BBA	478,415
		1,769,000	(E)	9,780	9/18/43	3.15%	3 month USD-LIBOR-BBA	123,686
	Barclays Bank PLC
		4,183,000	(E)	(5,835)	9/18/15	0.45%	3 month USD-LIBOR-BBA	6,087
		3,729,000	(E)	50,826	9/18/23	3 month USD-LIBOR-BBA	2.20%	(146,924)
	GBP	2,430,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(295,727)
	Citibank, N.A.
		$2,741,000	(E)	(7,274)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(183,767)
		30,000,000	(E)	7,697	9/18/15	3 month USD-LIBOR-BBA	0.45%	(77,803)
		20,100,000	(E)	51,312	9/18/18	3 month USD-LIBOR-BBA	1.15%	(479,529)
		7,000,000	(E)	43,913	9/18/23	3 month USD-LIBOR-BBA	2.20%	(327,297)
	Credit Suisse International
		159,000	(E)	(2)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(455)
		2,367,000	(E)	40,183	9/18/23	3 month USD-LIBOR-BBA	2.20%	(85,339)
		4,063,000	(E)	33,576	9/18/18	3 month USD-LIBOR-BBA	1.15%	(73,728)
		400,000	(E)	6,200	9/18/43	3 month USD-LIBOR-BBA	3.15%	(19,556)
		1,208,000	(E)	447	9/18/23	2.20%	3 month USD-LIBOR-BBA	64,508
		2,568,000	(E)	(3,826)	9/18/15	0.45%	3 month USD-LIBOR-BBA	3,492
		604,000	(E)	4,450	9/18/43	3.15%	3 month USD-LIBOR-BBA	43,341
	Goldman Sachs International
		1,232,000	(E)	(2,375)	9/18/18	1.15%	3 month USD-LIBOR-BBA	30,162
		1,875,000	(E)	(10,888)	9/18/23	2.20%	3 month USD-LIBOR-BBA	88,544
		96,000	(E)	(462)	9/18/43	3.15%	3 month USD-LIBOR-BBA	5,719
		5,667,000	(E)	517	9/18/15	3 month USD-LIBOR-BBA	0.45%	(15,634)
	GBP	2,430,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	15,241

	Total							$(147,786)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront		Payments	Payments
			premium	Termination	made by	received by	Unrealized
	Notional amount		received (paid)	date	fund per annum	fund per annum	depreciation

	$4,800,000	(E)	$(258,279)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$(3,735)
	3,700,000	(E)	(99,195)	9/18/18	1.15%	3 month USD-LIBOR-BBA	(1,478)
	833,000	(E)	(48,373)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(4,200)
	1,450,000	(E)	(5,340)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(1,207)

	Total						$(10,620)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$323,664	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$8,349
Barclays Bank PLC
	102,341	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,749
	4,596,174	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	92,206
	961,159	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,282
	13,601	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	157
	74,374	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(258)
	4,700,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(173,002)
	39,033	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	38
	562,187	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,278
	94,249	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	106
	712,425	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,951)
	1,468,215	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,418
	882,713	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	852
	158,672	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	178
	514,988	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	578
	373,416	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	419
	12,705	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	9
	13,023	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(45)
	786,279	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,732)
	439,417	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	305
	561,566	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,951
	313,914	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(218)
	123,260	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(749)
	61,555	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(374)
	61,555	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(374)
	323,664	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	8,349
	123,561	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(751)
	321,017	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,950)
	123,561	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(751)
	2,894	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10)
	85,874	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	83
	249,890	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(868)
	246,670	(559)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,057)
	140,355	66	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(79)
Citibank, N.A.
	678,624	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	655
	663,568	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	641
baskets	501	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	(966,662)
units	11,544	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	805,262
Credit Suisse International
	$3,846,461	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(21,339)
	323,664	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	8,349
	841,681	22,489	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,716
Goldman Sachs International
	356,523	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,414
	2,690,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	69,886
	2,017,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	50,417
	63,232	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	730
	124,279	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,493
	124,255	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,205
	254,224	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,345
	254,224	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,345
	2,879,209	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	57,761
	570,671	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,721
	1,027,298	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,609
	1,062,180	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	27,399
	241,997	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,242
	81,608	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,637
	5,209	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	60
	138,785	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,580
	1,363,062	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	30,116
	421,907	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,464
	68,152	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(237)
	81,753	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(284)
	1,437,471	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	28,838
	1,508,458	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,242)
	25,756	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(297)
	25,256	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	384
	323,664	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	8,349
	596,324	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,963
	142,292	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,670)
GBP	1,163,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(15,106)
GBP	1,163,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(17,689)
GBP	2,326,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(70,755)
GBP	1,163,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(35,377)
GBP	1,163,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(17,689)
JPMorgan Chase Bank N.A.
	$375,771	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	9,696

Total						$(2,932)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$1,504		$22,000	5/11/63	300 bp	$(690)
	CMBX NA BBB Index	BBB-/P	2,953		49,000	5/11/63	300 bp	(1,932)
	CMBX NA BBB Index	BBB-/P	6,050		98,000	5/11/63	300 bp	(3,721)
	CMBX NA BBB Index	BBB-/P	5,757		101,000	5/11/63	300 bp	(4,313)
	Barclays Bank PLC
	NA IG Series 20 Index	BBB+/P	(43,257)		2,920,000	6/20/18	100 bp	(24,961)
	NA IG Series 20 Index	BBB+/P	(10,563)		2,915,000	6/20/18	100 bp	7,702
	Citibank, N.A.
	EM Series 11 Index	—	(8,100)		300,000	6/20/14	(500 bp)	(9,923)
	NA IG Series 20 Index	BBB+/P	(42,810)		8,770,000	6/20/18	100 bp	13,259
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	382		13,000	5/11/63	300 bp	(914)
	CMBX NA BBB Index	BBB-/P	4,171		43,000	5/11/63	300 bp	(116)
	CMBX NA BBB Index	BBB-/P	5,256		43,000	5/11/63	300 bp	969
	CMBX NA BBB Index	BBB-/P	861		45,000	5/11/63	300 bp	(3,625)
	CMBX NA BBB Index	BBB-/P	388		50,000	5/11/63	300 bp	(4,597)
	CMBX NA BBB Index	BBB-/P	5,492		69,000	5/11/63	300 bp	(1,387)
	CMBX NA BBB Index	BBB-/P	8,342		86,000	5/11/63	300 bp	(233)
	CMBX NA BBB Index	BBB-/P	9,717		86,000	5/11/63	300 bp	1,143
	CMBX NA BBB Index	BBB-/P	7,022		88,000	5/11/63	300 bp	(1,752)
	CMBX NA BBB Index	BBB-/P	5,855		89,000	5/11/63	300 bp	(3,019)
	CMBX NA BBB Index	BBB-/P	1,367		89,000	5/11/63	300 bp	(7,506)
	CMBX NA BBB Index	BBB-/P	6,891		89,000	5/11/63	300 bp	(1,982)
	CMBX NA BBB Index	BBB-/P	2,738		90,000	5/11/63	300 bp	(6,235)
	CMBX NA BBB Index	BBB-/P	1,586		90,000	5/11/63	300 bp	(7,387)
	CMBX NA BBB Index	BBB-/P	7,212		99,000	5/11/63	300 bp	(2,659)
	CMBX NA BBB Index	BBB-/P	1,161		100,000	5/11/63	300 bp	(8,809)
	CMBX NA BBB Index	BBB-/P	11,036		144,000	5/11/63	300 bp	(3,321)
	CMBX NA BBB Index	BBB-/P	9,151		223,000	5/11/63	300 bp	(13,082)
	NA HY Series 20 Index	B+/P	(960,553)		24,395,000	6/20/18	500 bp	(198,995)
	NA IG Series 20 Index	BBB+/P	(12,484)		2,525,000	6/20/18	100 bp	3,336
	Deutsche Bank AG
	EM Series 11 Index	—	(37,840)		1,720,000	6/20/14	(500 bp)	(48,294)
	NA HY Series 20 Index	B+/P	(981,553)		29,914,000	6/20/18	500 bp	(47,272)
	NA IG Series 20 Index	BBB+/P	(21,673)		2,970,000	6/20/18	100 bp	(3,064)
	NA IG Series 20 Index	BBB+/P	(1,720)		510,000	6/20/18	100 bp	1,475
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B+/P	—	EUR	580,000	9/20/13	715 bp	14,050
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	800,000	9/20/13	535 bp	13,094
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	800,000	9/20/13	477 bp	11,501
	Goldman Sachs International
	NA IG Series 20 Index	BBB+/P	(10,497)		$1,890,000	6/20/18	100 bp	1,344
	NA IG Series 20 Index	BBB+/P	(2,776)		505,000	6/20/18	100 bp	388
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		605,000	9/20/13	495 bp	7,437
	JPMorgan Chase Bank N.A.
	NA HY Series 20 Index	B+/P	(225,184)		6,798,000	6/20/18	500 bp	(12,965)

	Total							$(347,056)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,261,652,577.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,481,379,988, resulting in gross unrealized appreciation and depreciation of $133,755,263 and $28,076,507, respectively, or net unrealized appreciation of $105,678,756.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $126,255, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$296,854,200	$153,649,928	$306,747,126	$202,556	$143,757,002
	Putnam Short Term Investment Fund *	—	301,365,397	90,668,841	35,687	210,696,556
	Totals	$296,854,200	$455,015,325	$397,415,967	$238,243	$354,453,558
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $12,258,494. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $12,549,323, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $349,017,299 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,338,184 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,220,534 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $3,971,808.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$23,129,917	$8,155,834	$—
Capital goods	36,396,499	5,933,666	—
Communication services	24,738,369	4,801,431	—
Conglomerates	10,309,387	1,536,242	—
Consumer cyclicals	58,055,191	14,999,262	—
Consumer staples	49,436,868	12,619,811	3,739
Energy	46,960,939	6,122,183	—
Financials	86,891,310	24,844,707	—
Health care	68,136,582	10,689,855	—
Technology	90,782,335	5,384,687	—
Transportation	6,146,274	2,698,581	—
Utilities and power	9,915,368	3,658,554	—
Total common stocks	510,899,039	101,444,813	3,739
Commodity linked notes	—	1,497,850	—
Convertible bonds and notes	—	148,281	—
Convertible preferred stocks	154,336	444,132	—
Corporate bonds and notes	—	236,790,493	—
Foreign government and agency bonds and notes	—	10,871,621	—
Investment companies	11,236,186	—	—
Mortgage-backed securities	—	44,665,469	—
Municipal bonds and notes	—	429,291	—
Preferred stocks	—	1,263,483	—
Senior loans	—	3,524,123	—
U.S. government and agency mortgage obligations	—	226,333,601	—
Warrants	—	2,960	—
Short-term investments	360,833,558	76,515,769	—

Totals by level	$883,123,119	$703,931,886	$3,739

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,939,589)	$—
Futures contracts	(1,368,162)	—	—
TBA sale commitments	—	(81,973,788)	—
Interest rate swap contracts	—	16,350	—
Total return swap contracts	—	(24,928)	—
Credit default contracts	—	1,907,062	—

Totals by level	$(1,368,162)	$(83,014,893)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$2,099,399	$192,337
Foreign exchange contracts	5,573,414	8,513,003
Equity contracts	1,944,835	1,528,717
Interest rate contracts	2,716,925	4,506,823

Total	$12,334,573	$14,740,880

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	7,000
Forward currency contracts (contract amount)	$527,700,000
OTC interest rate swap contracts (notional)	$196,900,000
Centrally cleared interest rate swap contracts (notional)	$3,300,000
OTC total return swap contracts (notional)	$176,500,000
OTC credit default swap contracts (notional)	$90,700,000
Warrants (number of warrants)	$52,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013